   As filed with the Securities and Exchange Commission on January 31, 2005.

                                                 File Nos. 333-88312; 811-09861

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                               -----------------

                                   FORM N-6



    Registration Statement Under The Securities Act of 1933                  [X]
                       Pre-Effective Amendment No.                           [_]
                       Post-Effective Amendment No. 8                        [X]

                            and/or

Registration Statement Under The Investment Company Act of 1940              [X]

                        Amendment No. 8                                      [X]
                  (check appropriate box or boxes)


                     GE Capital Life Separate Account III
                          (Exact Name of Registrant)

                 GE Capital Life Assurance Company of New York
                           (Exact Name of Depositor)

            622 Third Avenue, 33rd Floor, New York, New York 10017 (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6910
              (Depositor's Telephone Number, including Area Code)

                            Heather C. Harker, Esq.
                 Vice President and Associate General Counsel
                 GE Capital Life Assurance Company of New York
                             6610 W. Broad Street
                           Richmond, Virginia 23230
               (Name and complete address of Agent for Service)

          -----------------------------------------------------------
                 Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

[_] immediately upon filing pursuant to paragraph (b) of Rule 485


[_] on (date) pursuant to paragraph (b) of Rule 485



[X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485


[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                                Prospectus For
                       Flexible Premium Single Life and
           Joint and Last Survivor Variable Life Insurance Policies

                              Single Life Policy
                               Form NY1260 7/01
                      Joint and Last Survivor Life Policy
                               Form NY1261 7/01

                                  Issued by:
                 GE Capital Life Assurance Company of New York
                     GE Capital Life Separate Account III
                         622 Third Avenue, 33rd Floor
                           New York, New York 10017

                         Variable Life Service Center:



                          3100 Albert Lankford Drive


                           Lynchburg, Virginia 24501

                       Telephone Number: 1-800-313-5282

--------------------------------------------------------------------------------


This prospectus contains information about the Policy that the owner ("you") should know before investing. Please read this prospectus carefully before investing and keep it for future reference.


This prospectus describes a flexible premium single life and joint and last survivor variable life insurance policies (the "Policy" or "Policies") offered by GE Capital Life Assurance Company of New York ("we," "us," "our," or the "Company"). The purpose of this Policy is to provide life insurance protection for the beneficiary(ies) named on the Policy. We offer the Policy on either a single life or joint and last survivor basis. If you purchase the Policy on a single life basis, we will pay a Death Benefit upon the death of the Insured. If you purchase the Policy on a joint and last survivor basis, we will pay a Death Benefit upon the death of the last surviving Insured.

You may allocate premium payments to the Variable Account or the Guarantee Account or to both. If you choose our variable option, we will invest your assets in the Subaccounts of GE Capital Life Separate Account III (the "Separate Account") that you select. Each Subaccount invests in shares of a Portfolio. You bear the investment risk of investing in the Subaccounts. Assets allocated to the Guarantee Account will earn interest monthly at an annual effective rate of at least 4%. We take the investment risk for assets allocated to the Guarantee Account.

Your Policy provides for a Surrender Value. The amount of your Surrender Value will depend upon the investment performance of the Subaccounts you select and interest credited on assets in the Guarantee Account. Investors assume certain risks when investing in the Policy, including the risk of losing money. No claim is made that the Policy is in any way similar or comparable to a systematic investment plan of a mutual fund.


We guarantee the Death Benefit for as long as the Policy is in force. The Surrender Value is not guaranteed. The Policy will lapse if the Surrender Value is insufficient to cover Policy charges. We guarantee to keep the Policy in force as long as minimum premium requirements are met.


You may cancel your Policy during the free-look period. Please note that replacing your existing insurance coverage with this Policy might not be to your advantage.

Neither the U.S. Government nor any governmental agency insures or guarantees your investment in the Policy.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made.


The date of this prospectus is April 29, 2005.

Table of Contents



                  Summary of Benefits and Risks...............................
                     Benefits of Your Policy..................................
                     Risks of Your Policy.....................................

                  Fee Tables..................................................
                     Transaction Fees.........................................
                     Periodic Charges Other Than Portfolio Operating Expenses.
                     Periodic Charges for Optional Riders.....................
                     Total Annual Portfolio Operating Expenses................

                  The Company.................................................

                  The Separate Account........................................
                     Changes to the Separate Account..........................

                  The Portfolios..............................................
                     The Subaccounts..........................................
                     Voting Rights............................................

                  The Guarantee Account.......................................

                  Charges and Deductions......................................
                     Premium Charge...........................................
                     Monthly Deduction........................................
                     Cost of Insurance........................................
                     Mortality and Expense Risk Charge........................
                     Monthly Policy Charge....................................
                     Monthly Expense Charge...................................
                     Surrender Charge.........................................
                     Partial Surrender Processing Fee.........................
                     Other Charges............................................
                     Reduction of Charges for Group Sales.....................

                  The Policy..................................................
                     Applying for a Policy....................................
                     Owner....................................................
                     Beneficiary..............................................
                     Changing the Owner or Beneficiary........................
                     Canceling a Policy.......................................

                  Premiums....................................................
                     General..................................................
                     Tax-Free Exchanges (1035 Exchanges)......................
                     Certain Internal Exchanges...............................
                     Periodic Premium Plan....................................
                     Minimum Premium Payment..................................
                     Allocating Premiums......................................

                  How Your Account Value Varies...............................
                     Account Value............................................
                     Surrender Value..........................................
                     Subaccount Value.........................................

                  Transfers...................................................
                     General..................................................
                     Transfers From the Guarantee Account to the Subaccounts.. Transfers From the Subaccounts to the Guarantee Account..
                     Transfers Among the Subaccounts..........................
                     Telephone Transactions...................................
                     Confirmation of Transactions.............................
                     Special Note on Reliability..............................
                     Transfers by Third Parties...............................
                     Special Note on Frequent Transfers.......................
                     Dollar Cost Averaging....................................
                     Portfolio Rebalancing....................................

                  Death Benefit...............................................
                     Amount of Death Benefit Payable..........................
                     Death Benefit Options....................................
                     Changing the Death Benefit Option........................
                     Changing the Specified Amount............................

                  Surrenders and Partial Surrenders...........................
                     Surrenders...............................................
                     Partial Surrenders.......................................
                     Effect of Partial Surrenders.............................

                  Loans.......................................................
                     General..................................................
                     Repayment of Policy Debt.................................
                     Effect of Policy Loans...................................

                  Termination.................................................
                     Premium to Prevent Termination...........................
                     Grace Period.............................................
                     Reinstatement............................................

                  Requesting Payments.........................................

                  Tax Considerations..........................................
                     Introduction.............................................
                     Tax Status of the Policy.................................
                     Tax Treatment of the Policies -- General.................
                     Special Rules for Modified Endowment Contracts...........
                     Business Uses of a Policy................................
                     Tax Shelter Regulations..................................

                     Alternative Minimum Tax..................................
                     Income Tax Withholding...................................
                     Tax Status of the Company................................
                     Other Considerations and Changes in the Law..............

                  Sale of the Policies........................................

                  Other Policy Information....................................
                     Optional Payment Plans...................................
                     Dividends................................................
                     Incontestability.........................................
                     Suicide Exclusion........................................
                     Misstatement of Age or Gender............................
                     Written Notice...........................................
                     Trust....................................................
                     Other Changes............................................
                     Reports..................................................
                     Supplemental Benefits....................................
                     Using the Policy as Collateral...........................
                     Reinsurance..............................................
                     Legal Proceedings........................................

                  Financial Statements........................................

                  Definitions.................................................

Summary of Benefits and Risks

BENEFITS OF YOUR POLICY

DEFINED TERMS         See the "Definitions" provision in the back of this
                      prospectus for defined terms.


DEATH BENEFIT         The primary benefit of your Policy is life insurance
                      coverage. Your initial premium purchases a Specified
                      Amount of life insurance coverage. While the Policy is in force, we will pay a Death Benefit to your beneficiary(ies) when the Insured dies (or the last surviving Insured dies if you purchased a joint and last survivor Policy). See the "Death Benefit" provision of this prospectus.


CHOICE OF DEATH       You can choose from among three Death Benefit options:
BENEFIT OPTIONS
                         . Option A -- the Death Benefit is the Specified
                           Amount plus Account Value;

                         . Option B -- the Death Benefit is the Specified
                           Amount; or

                         . Option C -- the Death Benefit is:

                          . the greater of Specified Amount; or

                          . the Specified Amount; plus

                            . the sum of all premiums paid before Attained Age
                              75 of the Insured under a single life Policy or the younger Insured under a joint and last survivor Policy (for 1035 exchanges, the premiums paid under the old policy minus any partial surrender of premiums and charges for supplemental non-qualified benefits as defined in the Code); minus

                            . the charges for supplemental benefits, other than
                              those specified in Section 7702(f)(5)(A) of the Code; minus

                            . all partial surrenders.

COVERAGE              Within certain limits, you can:
FLEXIBILITY
                         . change the Death Benefit option;

                         . increase or decrease the Specified Amount;


                         . change your beneficiary(ies); and



                         . change the owner of the Policy.



                      See the "Death Benefit -- Changing The Specified Amount" and "The Policy -- Changing the Owner or
                      Beneficiary(ies)" provisions of this prospectus.



CHOICE OF DEATH       Your beneficiary(ies) may choose to take Death Benefit
BENEFIT PAYMENT       proceeds as a lump sum or select from a variety of
OPTIONS               payment options which pay the Death Benefit proceeds over
                      time. See the "Death Benefit -- Changing The Death
                      Benefit Option" provision of this prospectus.

NO LAPSE FEATURE      During the Continuation Period, the Policy will remain in
                      force regardless of the sufficiency of Surrender Value so long as Net Total Premium is at least equal to the Continuation Amount. See the "Termination -- Premium to
                      Prevent Termination" provision of this prospectus.

CASH BENEFITS         You can access the cash value of your Policy by taking a
                      Policy loan, taking a partial surrender or a full surrender with certain limitations as described below:

  LOANS You may take a Policy loan for up to 90% of the difference between your Account Value and any surrender charges, minus any Policy Debt. Taking a Policy loan may have adverse tax consequences if a Policy lapses. See the "Loans" and "Tax Considerations" provisions of this prospectus.

  PARTIAL             You may take partial surrenders from your Policy. The
  SURRENDERS          minimum partial surrender amount is $200. If you select
                      Death Benefit Option B, you may only take a partial surrender after the first Policy year. See the "Surrenders and Partial Surrenders" provision of this prospectus.

  FULL                You can surrender your Policy at any time for its
  SURRENDER           Surrender Value (Account Value minus Policy Debt minus
                      any applicable surrender charge). You can choose to take the Surrender Value in a lump sum or over time by electing one of several payment options. See the "Surrenders and Partial Surrenders" provision of this prospectus.

PREMIUM               You select a premium payment plan. You are not required
FLEXIBILITY           to pay premiums according to the plan, but may vary
                      frequency and amount, within limits, and can skip planned premiums.

                      You may make unscheduled premium payments, provided such premium payments do not exceed the Code's limitations for life insurance. See the "Premiums" provision of this prospectus.

INVESTMENT            You can allocate your Net Premiums to the Guarantee
OPTIONS               Account and among up to 10 of the Subaccounts available
                      in the Separate Account at any given time. Each
                      Subaccount invests in shares of a designated Portfolio.
                      Not all Portfolios may be available to all Policies or available in all markets. See the "Separate Account" and the "Portfolios" provisions of this prospectus. Assets allocated to the Guarantee Account will earn interest monthly at an annual effective rate of at least 4%. See the "Guarantee Account" provision of this prospectus.

TRANSFERS             You may transfer assets among the Subaccounts and between
                      the Subaccounts and the Guarantee Account, within certain limits. We also offer two automated transfer programs:
                      Dollar Cost Averaging and Portfolio Rebalancing. See the
                      "Transfers" provision of this prospectus.


TAX BENEFITS          You are generally not taxed on the Policy's earnings
                      until you withdraw Account Value from your Policy. This is known as tax deferral. Your beneficiary(ies) generally receives Death Benefit proceeds tax-free. See the "Tax
                      Considerations" provision of this prospectus.

ASSIGNABILITY         You may assign the Policy as collateral for a loan or
                      other obligation. See the "Other Policy
                      Information -- Using the Policy as Collateral" provision of this prospectus.

RIGHT TO RETURN       You have a limited period of time after the Policy is
THE POLICY            issued during which you can cancel the Policy and receive
                      a refund. See the "Policy -- Canceling A Policy" provision of this prospectus.


ADDITIONAL            There are additional benefits that you can add to your
BENEFITS              Policy by way of optional riders. See the "Fee Tables"
                      and "Other Policy Information -- Supplemental Benefits" provisions of this prospectus.


RISKS OF YOUR POLICY

SUITABILITY           Variable life insurance is designed for long-term
                      financial planning. It is not suitable as an investment vehicle for short-term savings. You should not purchase a Policy if you will need the premium payment in a short period of time. If you do not plan on keeping this Policy for at least 10 years, you will pay a surrender charge upon surrender of the Policy. See the "Fee Table" provision of this prospectus.


INVESTMENT RISK       Your Account Value is subject to the risk that investment
                      performance will be unfavorable and that your Account
                      Value will decrease. If your investment results are unfavorable and/or you stop making premium payments at or above the minimum requirements, the Surrender Value of your Policy may fall to zero, because we continue to deduct charges from your Account Value. In that case, the Policy will terminate without value and insurance coverage will cease, unless you make an additional payment sufficient to prevent a termination during the 61 day grace period. However, your Policy will not lapse during the Continuation Period, even if your Surrender
                      Value is insufficient to cover the monthly deductions, so long as the Net Total Premium is at least equal to the Continuation Amount. On the other hand, if your investment experience is favorable and you have kept the Policy in force for a substantial time, you may be able to draw upon your Account Value, through partial surrenders and Policy loans. See the "Loans" and the "Termination" provisions of this prospectus.


ADDITIONAL RISKS      The types of investments that a Portfolio makes will also
                      create risk. A comprehensive discussion of the risks of the Portfolio underlying each Subaccount may be found in that Portfolio's prospectus. You should read each Portfolio's prospectus carefully before investing.

RISK OF               If the Surrender Value of your Policy is insufficient to
TERMINATION           pay the Monthly Deduction when due (and, during the
                      Continuation Period, the Net Total Premium is less than the Continuation Amount), a grace period will begin.
                      There is a risk that if partial surrenders, loans, and monthly deductions reduce your Surrender Value to an amount insufficient to cover Policy charges and/or if the investment experience of your selected Subaccounts is unfavorable, then your Policy could lapse. In that case, you will have a

                      61 day grace period to make a sufficient payment. If you do not make a sufficient payment before the grace period ends, your Policy will terminate without value, insurance coverage will cease, and you will receive no benefits. After termination, you may reinstate your Policy within three years subject to certain conditions. See the "Termination" provision of this prospectus.


TAX RISKS             In order to qualify as a life insurance contract for
                      Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a Policy must satisfy certain requirements which are set forth in the Code. Guidance as to how these requirements are to be applied is limited.
                      Nevertheless, we believe that a Policy on the life of a single Insured should satisfy the applicable requirements. There is less guidance, however, with respect to joint and last survivor Policies. In the absence of such guidance there is some uncertainty as to whether a joint and last survivor Policy will qualify as a life insurance contract for Federal tax purposes. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with such requirements and we reserve the right to restrict Policy transactions in order to do so. In the case of a Policy that is considered a "modified endowment contract," special rules apply and a 10% IRS penalty tax may be imposed on distributions, including loans.

                      Existing tax laws that benefit this Policy may change at any time. You should consult a qualified tax adviser in all tax matters involving your Policy. See the "Tax Considerations" provision of this prospectus.

LIMITS ON PARTIAL     The Policy permits you to take partial surrenders.
SURRENDERS            However, if you select Death Benefit Option B, you may
                      only take partial surrenders after the first Policy year.

                      The minimum partial surrender amount is $200. We reserve the right to assess a processing fee for each partial surrender although we do not currently do so.


                      Partial surrenders will reduce your Account Value and Death Benefit proceeds. Federal income taxes and a penalty tax may apply to each partial surrender. See the "Surrenders and Partial Surrenders" provision of this prospectus.


EFFECTS OF            A Policy loan, whether or not repaid, will affect your
POLICY LOANS          Account Value over time because we subtract the amount of
                      the loan from the Investment Options as collateral. We then credit a fixed interest rate to the loan collateral.
                      As a result, the loan collateral does not participate in the investment results of the Subaccounts. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the Subaccounts, the effect could be favorable or unfavorable.

                      Because we subtract the amount of the loan from the Investment Options, a Policy loan reduces the amount available for transfers among the Subaccounts and/or the Guarantee Account.

                      A Policy loan also reduces the Death Benefit payable. A Policy loan could make it more likely that a Policy would terminate. There is a risk that the Policy will lapse resulting in adverse tax consequences if the loan reduces your Surrender Value to an amount insufficient to cover Policy charges and investment experience is unfavorable. In such circumstances you must submit a sufficient payment during the grace period to avoid the Policy's termination without value and the end of insurance coverage. See the "Loans" provision of this prospectus.

LIMITS ON             You may not make any transfers during the first 15 days
TRANSFERS             proceeding the Policy Date. After the first 15 days
                      proceeding the Policy Date, you may transfer all or a portion of your assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day subject to certain restrictions. You may not, however, transfer assets allocated to the Guarantee
                      Account from one interest rate guarantee period to another interest rate guarantee period. We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts and from the Subaccounts to the Guarantee
                      Account.


                      You may submit the first 12 Subaccount transfers made in a calendar year by overnight delivery service, U.S. Mail, voice response, telephone or facsimile. Once such 12 Subaccount transfers have been executed, a letter will be sent to you notifying you that you may submit additional transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail, courier service, telephone or facsimile will not be accepted. The restrictions listed above do not apply to any transfers made among the Subaccounts pursuant to a Dollar Cost Averaging program or Portfolio Rebalancing program. See the "Transfers" provision of this prospectus.


                      Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $20 per transfer after the 12th transfer in a calendar year. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.


COMPARISON WITH       The Policy is similar in many ways to universal life
OTHER INSURANCE       insurance. As with universal life insurance:
POLICIES
                         . the owner pays premiums for insurance coverage on
                           the Insured(s);



                         . the Policy provides for the accumulation of
                           Surrender Value that is payable if the owner surrenders the Policy during the lifetime of the Insured under a single life Policy and the last Insured under a joint and last survivor Policy; and


                         . the Surrender Value may be substantially lower than
                           the premiums paid.

                      However, the Policy differs from universal life insurance in that it permits you to place your Net Premium in the Subaccounts. The amount and duration of life insurance protection and the value of the Policy will vary with the investment performance of the Subaccounts you select. You bear the investment risk with respect to the amounts allocated to the Subaccounts.

Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Policy.

TRANSACTION           The first table describes the fees and expenses that you
FEES                  will pay at the time that you buy the Policy, surrender
                      the Policy, or transfer cash value between Investment
                      Options.


                                                                       Current Amount       Maximum Amount
Charge                                     When Charge is Deducted        Deducted             Deducted
--------------------------------------------------------------------------------------------------------------
Premium Charge                           Each time you make a        5% of each          7.5% of each
                                         premium payment             premium             premium
--------------------------------------------------------------------------------------------------------------
Surrender Charge/1 /                     When you surrender the
                                         policy during (i) the first
                                         10 Policy years or (ii) the
                                         10 Policy years after an
                                         increase in Specified
                                         Amount/2/

                                         When you decrease the
                                         Specified Amount at a
                                         time when a charge would
                                         apply upon surrender

 Minimum Charge                                                      $3.48 per $1,000    $3.48 per $1,000
                                                                     of Specified        of Specified
                                                                     Amount              Amount

 Maximum Charge                                                      $32.00 per          $32.00 per
                                                                     $1,000 of           $1,000 of
                                                                     Specified Amount    Specified Amount

 Charge for a 45 year old male in the                                $13.06 per          $13.06 per
   Preferred No Nicotine Risk Class                                  $1,000 of           $1,000 of
                                                                     Specified Amount    Specified Amount
--------------------------------------------------------------------------------------------------------------
Partial Surrender Processing Fee         When you surrender a        $0.00               The lesser of
                                         portion of the Policy's                         $25.00 or 2% of
                                         Account Value                                   the amount
                                                                                         surrendered
--------------------------------------------------------------------------------------------------------------
Illustration Preparation Fee             When you request a          $0.00               $25.00 per
                                         personalized illustration                       illustration prepared
--------------------------------------------------------------------------------------------------------------
Net Loan Charge/3/                       When a loan is taken and    Net annualized rate Net annualized rate
                                         monthly thereafter until    of 0.15% in Policy  of 0.40% in Policy
                                         the loan is repaid in full  years 1-5; Net      years 1-10;
                                                                     annualized rate of  Net annualized
                                                                     0.00% in Policy     rate of 0.00% in
                                                                     years 6 and after   Policy years 11
                                                                                         and after
--------------------------------------------------------------------------------------------------------------
Transfer Fee                             When you make a transfer    $0.00               $20.00 for each
                                         after the 12th transfer in                      transfer
                                         a calendar year
--------------------------------------------------------------------------------------------------------------


                    /1/ The rates vary by the Insured's gender and issue age
                        and by the year of coverage. The rate remains level for the first five Policy years, then decreases each Policy month over the next five Policy years until the charge reaches $0. The rates shown may not be representative of the charge that a particular owner may pay. If you would like information on the surrender charge rates for your particular situation, please call us at (800) 313-5282 or your financial representative.


                    /2/ The amount of each increase in Specified Amount will be subject to its own separate surrender charge schedule.

                    /3/ The annualized net cost of a Policy loan is determined as follows:

                                                            Years 1-5  Years 6+
                               -------------------------------------------------
                               Current Interest Charged:       4.40%     4.00%
                               Current Interest Credited:      4.25%     4.00%
                               -------------------------------------------------
                               Net Cost:                       0.15%     0.00%
                               -------------------------------------------------

                                                            Years 1-10 Years 11+
                               -------------------------------------------------
                               Guaranteed Interest Charged     4.40%     4.00%
                               Guaranteed Interest Credited    4.00%     4.00%
                               -------------------------------------------------
                               Net Cost:                       0.40%     0.00%
                               -------------------------------------------------

PERIODIC CHARGES      The next table describes the fees and expenses that you
OTHER THAN            will pay periodically during the time that you own the
PORTFOLIO             Policy, not including Portfolio fees and expenses.
OPERATING
EXPENSES

                                               When Charge is        Current Amount    Maximum Amount
Charge                                            Deducted              Deducted          Deducted
-------------------------------------------------------------------------------------------------------
Cost of Insurance/1 /                    On the Policy Date and
                                         monthly thereafter on
                                         the Monthly Anniversary
                                         Date until the younger
                                         Insured reaches
                                         Attained Age 100

 Minimum Charge                                                     $0.04 per $1,000  $0.06 per $1,000
                                                                    of net amount at  of net amount at
                                                                    risk              risk

 Maximum Charge                                                     $67.13 per        $83.33 per
                                                                    $1,000 of net     $1,000 of net
                                                                    amount at risk    amount at risk

 Charge during 1st Policy year for a 45                             $0.07 per $1,000  $0.28 per $1,000
   year old male in the Preferred No                                of net amount at  of net amount at
   Nicotine Risk Class                                              risk              risk
-------------------------------------------------------------------------------------------------------
Expense Charge/2/ Base Specified Amount  On the Policy Date and
                                         monthly thereafter on
                                         the Monthly Anniversary
                                         Date for the first 10
                                         Policy years and the first
                                         10 Policy years after an
                                         increase in Specified
                                         Amount

 Minimum Charge                                                     $0.11 per $1,000  $0.11 per $1,000
                                                                    of Base Specified of Base Specified
                                                                    Amount            Amount

 Maximum Charge                                                     $0.33 per $1,000  $0.33 per $1,000
                                                                    of Base Specified of Base Specified
                                                                    Amount            Amount

 Charge for a 45 year old male in the                               $0.28 per $1,000  $0.28 per $1,000
   Preferred No Nicotine Risk Class                                 of Specified      of Specified
                                                                    Amount            Amount
-------------------------------------------------------------------------------------------------------

                                             When Charge is        Current Amount      Maximum Amount
Charge                                          Deducted              Deducted            Deducted
--------------------------------------------------------------------------------------------------------
Expense Charge/2/ Modified Base          On the Policy Date and
 Specified Amount                        monthly thereafter on
                                         the Monthly Anniversary
                                         Date until the younger
                                         Insured reaches
                                         age 100

 Minimum Charge                                                  $0.00               $0.00

 Maximum Charge                                                  $0.00 per $1,000    $0.33 per $1,000
                                                                 of Modified Base    of Modified Base
                                                                 Specified Amount    Specified Amount

 Charge for a 45 year old male in the                            $0.00 per $1,000    $0.28 per $1,000
   Preferred No Nicotine Risk Class                              of Specified        of Specified
                                                                 Amount              Amount
--------------------------------------------------------------------------------------------------------
Monthly Policy Charge                    On the Policy Date and  $5.00               $8.00
                                         monthly thereafter on
                                         the Monthly Anniversary
                                         Date
--------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Fees: Single  On the Policy Date and  Annual rates based  Annual rates based
 Life Policies                           monthly thereafter on   on the value of the on the value of the
                                         the Monthly Anniversary unloaned assets in  unloaned assets in
                                         Date                    the Subaccounts     the Subaccounts
                                                                 as follows:         as follows:

                                                                 0.50% for $0 -      0.50% for $0 -
                                                                 $100,000 in the     100,000 in the
                                                                 Subaccounts         Subaccounts

                                                                 0.10% through first 0.10% through first
                                                                 20 years for        20 years for
                                                                 assets greater      assets greater
                                                                 than $100,000 in    than $100,000 in
                                                                 the Subaccounts     the Subaccounts

                                                                 0.00% beginning     0.00% beginning
                                                                 year 21 and after   year 21 and after
                                                                 for assets greater  for assets greater
                                                                 than $100,000 in    than $100,000 in
                                                                 the Subaccounts     the Subaccounts
--------------------------------------------------------------------------------------------------------

                                             When Charge is        Current Amount      Maximum Amount
Charge                                          Deducted              Deducted            Deducted
--------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Fees: Joint   On the Policy Date and  Annual rates based  Annual rates based
 and Last Survivor Policies              monthly thereafter on   on the value of the on the value of the
                                         the Monthly Anniversary unloaned assets in  unloaned assets in
                                         Date                    the Subaccounts     the Subaccounts
                                                                 as follows:         as follows:

                                                                 0.50% for $0 -      0.50% for $0 -
                                                                 $200,000 in the     $200,000 in the
                                                                 Subaccounts         Subaccounts

                                                                 0.10% through first 0.10% through first
                                                                 20 years for        20 years for
                                                                 assets greater      assets greater
                                                                 than $200,000 in    than $200,000 in
                                                                 the Subaccounts     the Subaccounts

                                                                 0.00% beginning     0.00% beginning
                                                                 year 21 and after   year 21 and after
                                                                 for assets greater  for assets greater
                                                                 than $200,000 in    than $200,000 in
                                                                 the Subaccounts     the Subaccounts
--------------------------------------------------------------------------------------------------------


                    /1/ The rates vary by the Insured's gender, issue age, risk class, and by the year of coverage. Rates may be increased for Policies issued in an increased risk class. The rates shown may not be representative of the charge that a particular owner may pay. We will not impose this charge once the Insured, under a single life Policy, or the younger Insured, under a joint and last survivor Policy, reaches Attained Age 100. If you would like information on the cost of insurance charge rates for your particular situation, please call us at
                        (800) 313-5282 or your financial representative.



                    /2/ The rates vary by the Insured's gender, issue age, and risk class. The rates shown may not be representative of the charge that a particular owner may pay. If you would like information on the expense charge rates for your particular situation, please call us at (800) 313-5282 or your financial representative.


PERIODIC CHARGES      The next table describes the charges that you will pay
FOR OPTIONAL          periodically for optional riders that are available under
RIDERS                the Policy.


Charges for Riders Available to              When Charge is       Current Amount      Maximum Amount
Single Life Policies Only                       Deducted             Deducted            Deducted
-------------------------------------------------------------------------------------------------------
Accidental Death Benefit Rider Charge/1/ Monthly until Attained Per $1,000 of rider Per $1,000 of rider
                                         Age 70 when rider      coverage            coverage
                                         expires

 Minimum Charge                                                 $0.08 per $1,000    $0.08 per $1,000
                                                                of rider coverage   of rider coverage

 Maximum Charge                                                 $0.19 per $1,000    $0.19 per $1,000
                                                                of rider coverage   of rider coverage

 Charge during 1st Policy year for a 45                         $0.08 per $1,000    $0.08 per $1,000
   year old male in the Standard Risk                           of rider coverage   of rider coverage
   Class
-------------------------------------------------------------------------------------------------------

Charges for Riders Available to          When Charge is   Current Amount      Maximum Amount
Single Life Policies Only                   Deducted         Deducted            Deducted
-----------------------------------------------------------------------------------------------
Waiver of Monthly Deduction Rider           Monthly     A percentage of     A percentage of
 Charge/2 /                                             the total cost of   the total cost of
                                                        insurance charges   insurance charges
                                                        (including those    (including those
                                                        imposed on riders)  imposed on riders)

 Minimum Charge                                         3.83%               3.83%

 Maximum Charge                                         38.24%              38.24%

 Charge during 1st Policy year for a 45                 13.98% of the total 13.98% of the total
   year old male in the Standard Risk                   of the cost of      of the cost of
   Class                                                insurance charges   insurance charges
                                                        (including those    (including those
                                                        imposed on riders)  imposed on riders)
-----------------------------------------------------------------------------------------------


                    /1/ The rates vary by the Insured's gender, issue age, risk class, and by the year of coverage. Rates may be increased for Policies issued in an increased risk class. The rates shown may not be representative of the charge that a particular owner may pay. We will not impose this charge once the Insured, under a single life Policy, or the younger Insured, under a joint and last survivor Policy, reaches Attained Age 100. If you would like information on the cost of insurance charge rates for your particular situation, please call us at
                        (800) 313-5282 or your financial representative.



                    /2/ The rates vary by the Insured's gender, issue age, and risk class. The rates shown may not be representative of the charge that a particular owner may pay. If you would like information on the expense charge rates for your particular situation, please call us at (800) 313-5282 or your financial representative.



Charges for Riders Available to          When Charge is  Current Amount    Maximum Amount
Joint and Last Survivor Policies Only       Deducted        Deducted          Deducted
-------------------------------------------------------------------------------------------
Four Year Term Rider Charge/1 /             Monthly

 Minimum Charge                                         $0.04 per $1,000  $0.06 per $1,000
                                                        of rider coverage of rider coverage

 Maximum Charge                                         $48.44 per        $83.33 per
                                                        $1,000 of rider   $1,000 of rider
                                                        coverage          coverage

 Charge during 1st Policy year for a 45                 Male: $0.07 per   Male: $0.28 per
   year old male and 40 year old                        $1,000 of rider   $1,000 of rider
   female, both in the Preferred No                     coverage          coverage
   Nicotine Risk Class                                  Female: $0.04 per Female: $0.17 per
                                                        $1,000 of rider   $1,000 of rider
                                                        coverage          coverage
-------------------------------------------------------------------------------------------
Policy Split Option Rider Charge                        $0.00             $0.00
-------------------------------------------------------------------------------------------


                    /1/ The rates vary by the Insured's Attained Age each year.
                        Rates may be increased for Policies issued in an increased risk class. The rates shown may not be representative of the charge that a particular owner may pay. If you would like information on the rider charge rates for you particular situation, please call us at (800) 313-5282 or ask your financial representative.



                    /2/ The rates for each Insured are the same as those for
                        the base Policy and vary by each Insured's gender, issue age, risk class, and by the year of coverage. The individual rates are then blended in consideration for the last survivorship status of the Policy. Rates may be increased for Policies that are issued in an increased risk class. The rates shown may not be representative of the charge that a particular owner may pay. If you would like information on the cost of insurance charge rates for your particular situation, please call us at (800) 313-5282 or your financial representative.

TOTAL ANNUAL          The next table shows the minimum and maximum total annual
PORTFOLIO             operating expenses charged by the Portfolios that you may
OPERATING             pay periodically during the time that you own the Policy.
EXPENSES              These are expenses that are deducted from Portfolio
                      assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.



                       Annual Portfolio Expenses/1/              Minimum Maximum
                       ---------------------------------------------------------
                       Total Annual Portfolio Operating Expenses
                        (before fee waivers or reimbursements)        %       %
                       ---------------------------------------------------------


                    /1/ Expenses are shown as a percentage of Portfolio average daily net assets as of December 31, 2003. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense
                        reimbursements are     % and     %, respectively.
                        Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.



                        [Audited portfolio expenses as of December 31, 2004 will be added pursuant to subsequent post-effective amendment to the registration statement.]

The Company


                      We are a stock life insurance company that was incorporated in New York on February 23, 1988. We principally offer life insurance policies and annuity contracts. We do business in the State of New York. Our Home Office is located at 622 Third Avenue, 33rd Floor, New York, New York 10017. Our Variable Life Service Center is located at 3100 Albert Lankford Drive Street, Lynchburg, Virginia 24501. We are obligated to pay all amounts promised under the Policy.


                      We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

The Separate Account

                      We established the Separate Account as a separate investment account on March 20, 2000. The Separate Account has Subaccounts available under the Policy. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of one of the Funds described in "The Portfolios" provision of this prospectus.

                      The assets of the Separate Account belong to us. However, we may not charge the assets in the Separate Account attributable to the Policies with liabilities arising out of any other business we conduct. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our General Account. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business we conduct.


CHANGES TO THE        The Separate Account may include other Subaccounts that
SEPARATE              are not available under this Policy. We may substitute
ACCOUNT               another Subaccount or insurance company separate account
                      under the Policy if, in our judgment, investment in a Subaccount should no longer be possible or becomes inappropriate for the purposes of the Policies, or if investment in another Subaccount or insurance company separate account is in the best interest of owners. The new Subaccounts may be limited to certain classes of Policies, and the new Portfolios may have higher fees and charges than the Portfolios they replaced. No substitution may take place without prior notice to owners and prior approval of the Securities and Exchange
                      Commission ("SEC") and insurance regulatory authorities, to the extent required by the Investment Company Act of 1940 (the "1940 Act") and applicable law.


                      We may also, where permitted by law:

                         . create new separate accounts;

                         . combine separate accounts, including combining the
                           Separate Account with another separate account established by the Company;

                         . transfer assets of the Separate Account, which we
                           determine to be associated with the class of Policies to which this Policy belongs, to another separate account;

                         . add new Subaccounts to or remove Subaccounts from
                           the Separate Account, or combine Subaccounts;

                         . make the Subaccounts available under other policies
                           we issue;

                         . add new Portfolios or remove existing Portfolios;

                         . substitute new Portfolios for any existing Portfolio
                           which we determine is no longer appropriate in light of the purposes of the Separate Account;

                         . deregister the Separate Account under the 1940 Act;
                           and

                         . operate the Separate Account under the direction of
                           a committee or in another form.

The Portfolios

                      You select the Subaccounts to which you direct Net Premiums. You may currently change your future premium allocation without penalty or charges.

                      Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other Portfolios of a Fund and each Portfolio has separate investment objectives and policies.

                      We summarize the investment objectives of each Portfolio below. There is no assurance that any of the Portfolios will meet these objectives. Before choosing a Subaccount to allocate your Net Premiums and assets, carefully read the prospectus for each Portfolio, along with this prospectus.


                      You may obtain a free copy of the prospectus for each Portfolio by writing our Variable Life Service Center at:
                      3100 Albert Lankford Drive Lynchburg, Virginia 24501, by calling us at (800) 313-5282, by visiting our website at www.gefinancialservice.com, or through your financial representative.


                      The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other mutual funds or portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other mutual funds or portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment result of any other mutual funds or portfolios, even if the other mutual funds or portfolios have the same investment adviser or manager, or if the other mutual funds or portfolios have a similar name.

THE SUBACCOUNTS       You may invest in up to 10 Subaccounts at any one time.
                      Each Subaccount invests in one of the Portfolios described below.


                                                                                           Adviser (and Sub-Adviser(s),
                  Subaccount Investing In                      Investment Objective               as applicable)
                  -----------------------------------------------------------------------------------------------------
AIM VARIABLE      AIM V.I. Basic Value Fund --          Seeks long-term growth of capital.     A I M Advisors, Inc.
INSURANCE FUNDS   Series II Shares
                  -----------------------------------------------------------------------------------------------------
                  AIM V.I. Capital Appreciation Fund -- Seeks growth of capital.               A I M Advisors, Inc.
                  Series I Shares
                  -----------------------------------------------------------------------------------------------------
                  AIM V.I. International Growth Fund -- Seeks to provide long-term growth      A I M Advisors, Inc.
                  Series II Shares                      of capital.
                  -----------------------------------------------------------------------------------------------------
                  AIM V.I. Premier Equity Fund --       Seeks to achieve long-term growth      A I M Advisors, Inc.
                  Series I Shares                       of capital. Income is a secondary
                                                        objective.
                  -----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN AllianceBernstein                     Seeks reasonable current income        Alliance Capital
VARIABLE PRODUCTS Growth and Income Portfolio --        and reasonable opportunity for         Management, L.P.
SERIES FUND, INC. Class B                               appreciation through investments
                                                        primarily in dividend-paying
                                                        common stocks of good quality.
                  -----------------------------------------------------------------------------------------------------
                  AllianceBernstein                     Seeks growth of capital by             Alliance Capital
                  Premier Growth Portfolio --           pursuing aggressive investment         Management, L.P.
                  Class B                               policies.
                  -----------------------------------------------------------------------------------------------------

                                                                                         Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                   Investment Objective               as applicable)
                   --------------------------------------------------------------------------------------------------
                   AllianceBernstein                  Seeks to provide long-term growth  Alliance Capital
                   International Value Portfolio --   of capital.                        Management, L.P.
                   Class B
                   --------------------------------------------------------------------------------------------------
                   AllianceBernstein Technology       Seeks growth of capital. Current   Alliance Capital
                   Portfolio -- Class B               income is incidental to the        Management, L.P.
                                                      portfolio's objective.
                   --------------------------------------------------------------------------------------------------
EATON VANCE        VT Floating-Rate Income Fund       Seeks high current income.         Eaton Vance Management
VARIABLE TRUST
                   --------------------------------------------------------------------------------------------------
                   VT Worldwide Health Sciences Fund  Seeks long-term capital growth by  OrbiMed Advisors LLC investing in a worldwide and
                                                      diversified portfolio of health
                                                      sciences companies.
                   --------------------------------------------------------------------------------------------------
EVERGREEN VARIABLE Evergreen VA Omega Fund -- Class 2 Seeks long-term growth of capital. Evergreen Investment
ANNUITY TRUST                                                                            Management Company, LLC
                   --------------------------------------------------------------------------------------------------
FEDERATED          Federated High Income Bond         Seeks high current income by       Federated Investment
INSURANCE SERIES   Fund II -- Service Shares          investing in lower-rated corporate Management Company
                                                      debt obligations commonly
                                                      referred to as "junk bonds."
                   --------------------------------------------------------------------------------------------------
                   Federated Kaufmann Fund II --      Seeks capital appreciation.        Federated Investment
                   Service Shares                                                        Management Company of
                                                                                         Pennsylvania (subadvised by
                                                                                         Federated Global Investment
                                                                                         Management Corp.)
                   --------------------------------------------------------------------------------------------------
FIDELITY VARIABLE  VIP Asset Manager/SM/ Portfolio -- Seeks to obtain high total return  Fidelity Management &
INSURANCE PRODUCTS Service Class 2                    with reduced risk over the long    Research Company
FUND ("VIP")                                          term by allocating its assets      (subadvised by Fidelity
                                                      among stocks, bonds and short-     Management & Research
                                                      term instruments.                  (U.K.) Inc. (FMR U.K.),
                                                                                         Fidelity Management &
                                                                                         Research (Far East) Inc.
                                                                                         (FMR Far East), Fidelity
                                                                                         Investments Japan Limited
                                                                                         (FIJ), Fidelity Investments
                                                                                         Money Management, Inc.
                                                                                         (FIMM) and FMR Co., Inc.
                                                                                         (FMRC))
                   --------------------------------------------------------------------------------------------------
                   VIP Contrafund(R) Portfolio --     Seeks long-term capital            Fidelity Management &
                   Service Class 2                    appreciation.                      Research Company
                                                                                         (subadvised by Fidelity
                                                                                         Management & Research
                                                                                         (U.K.) Inc. (FMR U.K.),
                                                                                         Fidelity Management &
                                                                                         Research (Far East) Inc.
                                                                                         (FMR Far East) and Fidelity
                                                                                         Investments Japan Limited
                                                                                         (FIJ), FMR Co., Inc. (FMRC))
                   --------------------------------------------------------------------------------------------------
                   VIP Dynamic Capital Appreciation   Seeks capital appreciation.        Fidelity Management &
                   Portfolio -- Service Class 2                                          Research Company
                                                                                         (subadvised by Fidelity
                                                                                         Management & Research
                                                                                         (U.K.) Inc. (FMR U.K.),
                                                                                         Fidelity Management &
                                                                                         Research (Far East) Inc.
                                                                                         (FMR Far East) and Fidelity
                                                                                         Investments Japan Limited
                                                                                         (FIJ), FMR Co., Inc. (FMRC))
                   --------------------------------------------------------------------------------------------------

                                                                                      Adviser (and Sub-Adviser(s),
               Subaccount Investing In                   Investment Objective                as applicable)
               ---------------------------------------------------------------------------------------------------
               VIP Equity-Income Portfolio --    Seeks reasonable income. The         Fidelity Management &
               Service Class 2                   portfolio will also consider the     Research Company;
                                                 potential for capital appreciation.  (subadvised by FMR Co., Inc.
                                                 The portfolio's goal is to achieve a (FMRC))
                                                 yield which exceeds the composite
                                                 yield on the securities comprising
                                                 the Standard & Poor's 500/SM/
                                                 Index (S&P 500(R)).
               ---------------------------------------------------------------------------------------------------
               VIP Growth Portfolio --           Seeks to achieve capital             Fidelity Management &
               Service Class 2                   appreciation.                        Research Company;
                                                                                      (subadvised by FMR Co., Inc.
                                                                                      (FMRC))
               ---------------------------------------------------------------------------------------------------
               VIP Growth & Income Portfolio --  Seeks high total return through a    Fidelity Management &
               Service Class 2                   combination of current income and    Research Company
                                                 capital appreciation.                (subadvised by Fidelity
                                                                                      Management & Research
                                                                                      (U.K.) Inc. (FMR U.K.),
                                                                                      Fidelity Management &
                                                                                      Research (Far East) Inc.
                                                                                      (FMR Far East) and Fidelity
                                                                                      Investments Japan Limited
                                                                                      (FIJ), FMR Co., Inc. (FMRC))
               ---------------------------------------------------------------------------------------------------
               VIP Mid Cap Portfolio --          Seeks long-term growth of capital.   Fidelity Management &
               Service Class 2                                                        Research Company
                                                                                      (subadvised by Fidelity
                                                                                      Management & Research
                                                                                      (U.K.) Inc. (FMR U.K.),
                                                                                      Fidelity Management &
                                                                                      Research (Far East) Inc.
                                                                                      (FMR Far East) and Fidelity
                                                                                      Investments Japan Limited
                                                                                      (FIJ), FMR Co., Inc. (FMRC))
               ---------------------------------------------------------------------------------------------------
               VIP Value Strategies Portfolio -- Seeks capital appreciation           Fidelity Management &
               Service Class 2                                                        Research Company;
                                                                                      (subadvised by FMR Co., Inc.
                                                                                      (FMRC))
               ---------------------------------------------------------------------------------------------------
GE INVESTMENTS Income Fund                       Seeks maximum income                 GE Asset Management
FUNDS, INC.                                      consistent with prudent              Incorporated
                                                 investment management and the
                                                 preservation of capital.
               ---------------------------------------------------------------------------------------------------
               Mid-Cap Equity Fund (formerly,    Seeks long-term growth of capital    GE Asset Management
               Mid-Cap Value Equity Fund)        and future income.                   Incorporated
               ---------------------------------------------------------------------------------------------------
               Money Market Fund                 Seeks a high level of current        GE Asset Management
                                                 income consistent with the           Incorporated
                                                 preservation of capital and the
                                                 maintenance of liquidity.
               ---------------------------------------------------------------------------------------------------
               Premier Growth Equity Fund        Seeks long-term growth of capital    GE Asset Management
                                                 and future income rather than        Incorporated
                                                 current income.
               ---------------------------------------------------------------------------------------------------
               Real Estate Securities Fund       Seeks maximum total return           GE Asset Management
                                                 through current income and capital   Incorporated (subadvised by
                                                 appreciation.                        Seneca Capital
                                                                                      Management)
               ---------------------------------------------------------------------------------------------------

                                                                                              Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                       Investment Objective                as applicable)
                   -------------------------------------------------------------------------------------------------------
                   S&P 500(R) Index Fund/1/               Seeks capital and accumulation of   GE Asset Management
                                                          income that corresponds to the      Incorporated (subadvised by
                                                          investment return of Standard &     SSgA Funds Management,
                                                          Poor's 500 Composite Stock Index.   Inc.)
                   -------------------------------------------------------------------------------------------------------
                   Small-Cap Value Equity Fund            Seeks long-term growth of capital.  GE Asset Management
                                                                                              Incorporated (subadvised by
                                                                                              Palisade Capital
                                                                                              Management, L.L.C.)
                   -------------------------------------------------------------------------------------------------------
                   Total Return Fund                      Seeks the highest total return,     GE Asset Management
                                                          composed of current income and      Incorporated
                                                          capital appreciation, as is
                                                          consistent with prudent
                                                          investment risk.
                   -------------------------------------------------------------------------------------------------------
                   U.S. Equity Fund                       Seeks long-term growth of capital.  GE Asset Management
                                                                                              Incorporated
                   -------------------------------------------------------------------------------------------------------
                   Value Equity Fund                      Seeks long-term growth of capital   GE Asset Management
                                                          and future income.                  Incorporated
                   -------------------------------------------------------------------------------------------------------
GREENWICH STREET   Salomon Brothers Variable Aggressive   Seeks capital appreciation.         Salomon Brothers Asset
SERIES FUND        Growth Fund -- Class II                                                    Management Inc.
                   -------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES Balanced Portfolio -- Service Shares   Seeks long-term capital growth,     Janus Capital
                                                          consistent with preservation of     Management LLC
                                                          capital and balanced by current
                                                          income.
                   -------------------------------------------------------------------------------------------------------
                   Capital Appreciation Portfolio --      A non-diversified/2/ portfolio that Janus Capital
                   Service Shares                         seeks long-term growth of capital.  Management LLC
                   -------------------------------------------------------------------------------------------------------
MERRILL LYNCH      Merrill Lynch Basic Value V.I. Fund -- Seeks capital appreciation, and     Merrill Lynch Investment
VARIABLE SERIES    Class III Shares                       secondarily, income.                Managers, L.P.
FUNDS, INC.        -------------------------------------------------------------------------------------------------------
                   Merrill Lynch Large Cap Growth V.I.    Seeks long-term capital growth.     Merrill Lynch Investment
                   Fund -- Class III Shares                                                   Managers, L.P.
                   -------------------------------------------------------------------------------------------------------
                   Merrill Lynch Value Opportunities V.I. Seeks long-term growth of capital.  Merrill Lynch Investment
                   Fund -- Class III Shares (formerly,                                        Managers, L.P.
                   Merrill Lynch Small Cap Value V.I.
                   Fund)
                   -------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE    MFS(R) Investors Growth Stock          Seeks long-term growth of capital   Massachusetts Financial
INSURANCE TRUST    Series -- Service Class Shares         and future income rather than       Services Company ("MFS(R)")
                                                          current income.
                   -------------------------------------------------------------------------------------------------------
                   MFS(R) Investors Trust Series --       Seeks long-term growth of capital   Massachusetts Financial
                   Service Class Shares                   and secondarily reasonable          Services Company ("MFS(R)")
                                                          current income.
                   -------------------------------------------------------------------------------------------------------
                   MFS(R) New Discovery Series --         Seeks capital appreciation.         Massachusetts Financial
                   Service Class Shares                                                       Services Company ("MFS(R)")
                   -------------------------------------------------------------------------------------------------------
                   MFS(R) Utilities Series --             Seeks capital growth and current    Massachusetts Financial
                   Service Class Shares                   income.                             Services Company ("MFS(R)")
                   -------------------------------------------------------------------------------------------------------

                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.
                    /2/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                              Adviser (and Sub-Adviser(s),
                 Subaccount Investing In                        Investment Objective                 as applicable)
                 ---------------------------------------------------------------------------------------------------------
NATIONS SEPARATE Nations Marsico Growth Portfolio       Seeks long-term growth of capital.      Banc of America
ACCOUNT TRUST                                                                                   Capital Management, LLC
                                                                                                (subadvised by Marsico
                                                                                                Capital)
                 ---------------------------------------------------------------------------------------------------------
                 Nations Marsico International          Seeks long-term growth of capital.      Banc of America
                 Opportunities Portfolio                                                        Capital Management, LLC
                                                                                                (subadvised by Marsico
                                                                                                Capital)
                 ---------------------------------------------------------------------------------------------------------
OPPENHEIMER      Oppenheimer Aggressive                 Seeks capital appreciation by           OppenheimerFunds, Inc.
VARIABLE ACCOUNT Growth Fund/VA -- Service Shares       investing in "growth type"
FUNDS                                                   companies.
                 ---------------------------------------------------------------------------------------------------------
                 Oppenheimer Balanced Fund/VA --        Seeks a high total investment           OppenheimerFunds, Inc.
                 Service Shares                         return, which includes current
                                                        income and capital appreciation in
                                                        the value of its shares.
                 ---------------------------------------------------------------------------------------------------------
                 Oppenheimer Capital Appreciation       Seeks capital appreciation by           OppenheimerFunds, Inc.
                 Fund/VA -- Service Shares              investing in securities of well-
                                                        known, established companies.
                 ---------------------------------------------------------------------------------------------------------
                 Oppenheimer Global Securities          Seeks long-term capital                 OppenheimerFunds, Inc.
                 Fund/VA -- Service Shares              appreciation by investing a
                                                        substantial portion of its assets in
                                                        securities of foreign issuers,
                                                        "growth type" companies, cyclical
                                                        industries and special situations
                                                        that are considered to have
                                                        appreciation possibilities.
                 ---------------------------------------------------------------------------------------------------------
                 Oppenheimer Main Street Fund/VA --     Seeks high total return (which          OppenheimerFunds, Inc.
                 Service Shares                         includes growth in the value of its
                                                        shares as well as current income)
                                                        from equity and debt securities.
                 ---------------------------------------------------------------------------------------------------------
                 Oppenheimer Main Street Small Cap      Seeks capital appreciation.             OppenheimerFunds, Inc.
                 Fund/VA -- Service Shares
                 ---------------------------------------------------------------------------------------------------------
PIMCO VARIABLE   High Yield Portfolio -- Administrative Seeks maximum total return,             Pacific Investment
INSURANCE TRUST  Class Shares                           consistent with preservation of         Management Company LLC
                                                        capital and prudent investment
                                                        management. Invests at least 80%
                                                        of its assets in a diversified
                                                        portfolio of high yield securities
                                                        ("junk bonds") rated below
                                                        investment grade but rated at
                                                        least B by Moody's or S&P, or, if
                                                        unrated, determined by PIMCO to
                                                        be of comparable quality. effective
                                                        June 1, 2004, the High Yield
                                                        Portfolio's quality guideline will
                                                        change, permitting the Portfolio to
                                                        invest in securities with lower-
                                                        quality credit ratings. Under the
                                                        new guidelines, the Portfolio will
                                                        invest at least 80% of its assets in
                                                        a diversified portfolio of high yield
                                                        securities rated below investment
                                                        grade but rated at least Caa
                                                        (subject to a maximum of 5% of
                                                        total assets in securities rated
                                                        Caa) by Moody's or S&P, or, if
                                                        unrated, determined by PIMCO to
                                                        be of comparable quality.
                 ---------------------------------------------------------------------------------------------------------

                                                                                           Adviser (and Sub-Adviser(s),
                  Subaccount Investing In                      Investment Objective               as applicable)
                  -----------------------------------------------------------------------------------------------------
                  Long-Term U.S. Government             Seeks maximum total return,         Pacific Investment
                  Portfolio -- Administrative Class     consistent with preservation of     Management Company LLC
                  Shares                                capital and prudent investment
                                                        management.
                  -----------------------------------------------------------------------------------------------------
                  Total Return Portfolio --             Seeks maximum total return,         Pacific Investment
                  Administrative Class Shares           consistent with preservation of     Management Company LLC
                                                        capital and prudent investment
                                                        management.
                  -----------------------------------------------------------------------------------------------------
THE PRUDENTIAL    Jennison Portfolio -- Class II        Seeks long-term growth of capital.  Prudential Investments LLC
SERIES FUND, INC.                                                                           (subadvised by Jennison
                                                                                            Associates LLC)
                  -----------------------------------------------------------------------------------------------------
                  Jennison 20/20 Focus Portfolio --     Seeks long-term growth of capital.  Prudential Investments LLC
                  Class II                                                                  (subadvised by Jennison
                                                                                            Associates LLC)
                  -----------------------------------------------------------------------------------------------------
RYDEX VARIABLE    OTC Fund/1/                           Seeks to provide investment         Rydex Investments
TRUST                                                   results that correspond to a
                                                        benchmark for over-the-counter
                                                        securities. The fund's current
                                                        benchmark is the NASDAQ 100
                                                        Index./TM/
                  -----------------------------------------------------------------------------------------------------
SALOMON BROTHERS  Salomon Brothers Variable All Cap     Seeks long-term growth of capital.  Salomon Brothers Asset
VARIABLE SERIES   Fund -- Class II                                                          Management Inc.
FUNDS INC
                  -----------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE   Comstock Portfolio -- Class II Shares Seeks capital growth and income.    Van Kampen Asset
INVESTMENT TRUST                                                                            Management Inc.
                  -----------------------------------------------------------------------------------------------------
                  Emerging Growth Portfolio --          Seeks capital appreciation.         Van Kampen Asset
                  Class II Shares                                                           Management Inc.
                  -----------------------------------------------------------------------------------------------------

                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

                      The following Portfolios are not available to Policies issued on or after May 1, 2003:


                                                                                           Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                    Investment Objective                as applicable)
                   ----------------------------------------------------------------------------------------------------
AIM VARIABLE       AIM V.I. Growth Fund --             Seeks growth of capital.              A I M Advisors, Inc.
INSURANCE FUNDS    Series I
                   ----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN  AllianceBernstein Small Cap Growth  Seeks growth of capital by            Alliance Capital
VARIABLE PRODUCTS  Portfolio -- Class B                pursuing aggressive investment        Management, L.P.
SERIES FUND, INC.                                      policies. Current income is
                                                       incidental to the portfolio's
                                                       objective.
                   ----------------------------------------------------------------------------------------------------
DREYFUS            The Dreyfus Socially Responsible    Seeks to provide capital growth.      The Dreyfus Corporation
                   Growth Fund, Inc. -- Initial Shares Current income is a secondary goal.
                   ----------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES Global Life Sciences Portfolio --   Seeks long-term growth of capital.    Janus Capital
                   Service Shares                                                            Management LLC
                   ----------------------------------------------------------------------------------------------------
                   Global Technology Portfolio --      A non-diversified/1/ portfolio that   Janus Capital
                   Service Shares                      seeks long-term growth of capital.    Management LLC
                   ----------------------------------------------------------------------------------------------------
                   Growth Portfolio -- Service Shares  Seeks long-term growth of capital     Janus Capital
                                                       in a manner consistent with the       Management LLC
                                                       preservation of capital.
                   ----------------------------------------------------------------------------------------------------

                                                                                       Adviser (and Sub-Adviser(s),
                Subaccount Investing In                    Investment Objective               as applicable)
                ---------------------------------------------------------------------------------------------------
                Mid Cap Growth Portfolio --         Seeks long-term growth of capital.    Janus Capital
                Service Shares                                                            Management LLC
                ---------------------------------------------------------------------------------------------------
                Worldwide Growth Portfolio --       Seeks long-term growth of capital     Janus Capital
                Service Shares                      in a manner consistent with the       Management LLC
                                                    preservation of capital.
                ---------------------------------------------------------------------------------------------------
PIMCO VARIABLE  Foreign Bond Portfolio (U.S. Dollar Seeks maximum total return,           Pacific Investment
INSURANCE TRUST Hedged) -- Administrative Class     consistent with preservation of       Management Company LLC
                Shares                              capital and prudent investment
                                                    management.
                ---------------------------------------------------------------------------------------------------

                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.


                      The following Portfolio is not available to new premium payments on or after November 15, 2004:



                                                                                        Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                  Investment Objective               as applicable)
                   -------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES International Growth Portfolio -- Seeks long-term growth of capital.        Janus Capital
                   Service Shares                                                              Management LLC
                   -------------------------------------------------------------------------------------------------


                      Not all of these Portfolios may be available in all markets.

                      Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity and variable life insurance policies. In addition, they may be sold to retirement plans.

                      When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

                      Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.


                      We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee for administrative and other services we provide relating to the Portfolios. The fees are based upon a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue.

                      These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors based on the level of administrative and other services provided. We may realize a profit from providing these services, and if we do, we may use such profit for any purpose, including distribution of the Policies. The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from GE Capital Life Separate Account III during 2004 ranged from 0.10% to 0.35%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor.



                      In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, amounts to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.



                      In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives 12b-1 fees from AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., Eaton Vance Variable Trust, Evergreen Variable Annuity Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Greenwich Street Series Fund, Janus Aspen Series, Merrill Lynch Variable Series Funds, Inc., MFS(R) Variable Insurance Trust, Nations Separate Account Trust, Oppenheimer Variable Account Funds, The Prudential Series Fund, Inc., Salomon Brothers Variable Series Funds Inc, and Van Kampen Life Investment Trust. (See the "Fee Tables -- Total Annual Portfolio Operating Expenses" section of this prospectus and the Fund prospectuses.) The payments range up to 0.25% of separate account assets invested in the particular Portfolio.






VOTING RIGHTS         As required by law, we will vote shares of the Portfolios
                      held in the Subaccount attributable to you at special shareholder meetings based on instructions from you.
                      However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

                      We will determine the number of votes you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

                      We will vote Portfolio shares for which no timely instructions are received in the same proportion to those that are received.


                      Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

The Guarantee Account

                      Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to the Separate Account described in this prospectus and our other separate accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

                      Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all markets.

                      You may allocate some or all of your Net Premium payments and transfer some or all of your assets to the Guarantee Account. We credit the portion of the assets allocated to the Guarantee Account with interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with the Policy. See the "Charges and Deductions" provision in this prospectus.

                      Each time you allocate Net Premium payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a year. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence with respect to that portion of the assets in the Guarantee Account represented by that particular allocation.

                      The initial interest rate guarantee period for any allocation will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time. We determine the interest rates in our sole discretion. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. If you allocate assets to the Guarantee Account, such assets will earn interest monthly at an annual effective rate of at least 4%.

                      We will notify owners in writing at least 10 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period ("30 day window") of your election of a different interest rate guarantee period from among those being offered by us at the time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. (See the "Transfers" provision in this prospectus.) During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.


                      To the extent permitted by law we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we first issued the Policy, and to credit additional interest on premium payments and assets allocated to the Guarantee Account participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging" provision of this prospectus. (Dollar Cost Averaging may not be available to all classes of Policies.) We also reserve the right, at any time, to stop accepting premium payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact us at
                      (800) 313-5282 to determine the interest rate guarantee periods currently being offered.

Charges and Deductions

                      This section describes the charges and deductions we make under the Policy to compensate us for the services and benefits we provide, costs and expenses we incur, and risks we assume. We may profit from any charges deducted, such as the mortality and expense risk charge. We may use any such profits for any purpose, including payment of distribution expenses.

PREMIUM CHARGE        We currently deduct a 5% charge from each premium before
                      placing the resulting Net Premium in the Subaccounts and/or the Guarantee Account. This charge is guaranteed not to exceed 7.5%. We currently do not deduct the maximum 7.5% premium charge but reserve the right to do so. We will not assess the premium charge against the Policy loan portion of a premium received from the rollover of another life insurance policy. This charge is generally used to cover taxes assessed by a state or other governmental agency as well as acquisition expenses.

MONTHLY               We take a monthly deduction on the Policy Date and each
DEDUCTION             Monthly Anniversary Date from your Account Value. The
                      monthly deduction for each Policy consists of:

                         . the cost of insurance charge (discussed below);

                         . the mortality and expense risk charge (discussed
                           below);

                         . a current monthly policy charge of $5 ($8 per month
                           maximum);

                         . a maximum monthly expense charge (discussed below);

                         . any charges for additional benefits added by riders
                           to the Policy (see the "Other Policy -- Information Supplemental Benefits" provision of this prospectus).


                      We will deduct the monthly deduction for the monthly charges and any riders elected from the Subaccounts and/or the Guarantee Account based on your written instructions. If you do not provide us with written instructions or if the amount of assets in any Subaccount and/or Guarantee Account you specified is inadequate to pay the required charges, we will deduct the monthly deduction on a pro rata basis from all your assets in the Investment Options.



COST OF               The cost of insurance charge is a significant charge
INSURANCE             under your Policy because it is the primary charge for
                      the Death Benefit we provide you. The cost of insurance charge depends on a number of factors (age, gender, Policy duration, and risk class) that cause the charge to vary from Policy to Policy and from Monthly Anniversary
                      Date to

                      Monthly Anniversary Date. We will determine the risk class (and therefore the rates) separately for the initial Specified Amount and for any increase in Specified Amount that requires evidence of insurability.


                      For a joint and last survivor Policy, we determine the cost of insurance charge in a manner that reflects the anticipated mortality of both Insureds and the fact that the Death Benefit is not payable until the death of the last Insured.

                      We calculate the cost of insurance charge on each Monthly Anniversary Date based on your net amount at risk. The net amount at risk is affected by factors such as the amount and timing of premium payments, Subaccount investment performance, fees and charges assessed, partial surrenders, Policy loans, and changes to the face amount and to the Death Benefit option.


                      To determine your cost of insurance charge for a particular Policy month, we multiply your net amount at risk by the applicable cost of insurance rate. The Statement of Additional Information contains more information about how we calculate the cost of insurance charge.



                      The cost of insurance rate for an Insured is based on his or her age, gender, Policy duration and applicable risk class. We currently place Insureds in the following risk classes when we issue the Policy, based on our underwriting:


                         . a male or female or unisex risk class (where
                           appropriate under applicable law); and

                         . a nicotine use or no nicotine use risk class.

                      In addition, some Insureds may qualify for a preferred rating. The original risk class applies to the initial Specified Amount. If an increase in Specified Amount is approved, a different risk class may apply to the increase, based on an Insured's circumstances at the time of the increase.


                      We may change the cost of insurance rates from time to time at our sole discretion, but we guarantee that the rates we charge will never exceed the maximum rates shown in your Policy. These rates are based on the Commissioners' 1980 Standard Ordinary Mortality Tables. The maximum cost of insurance rates are based on the Insured's age nearest birthday at the start of the Policy year. (For a joint and last survivor Policy, the maximum cost of insurance rates are based on the age(s) nearest birthday of both Insureds at the start of the Policy year.) Modifications to cost of insurance rates are made for risk classes other than standard. The rates we currently charge are, at most ages, lower than the maximum permitted under the Policies and depend on our expectation of future experience with respect to mortality, interest, expenses, persistency, and taxes. A change in rates will apply to all persons of the same age, gender (where applicable), and risk class and whose Policies have been in effect for the same length of time.



                      We will deduct the cost of insurance charge as part of your monthly deduction from the Subaccounts and/or the Guarantee Account based on your written instructions. If you do not provide us with written instructions, or if the amount of assets in any Subaccount and/or Guarantee Account you specified is inadequate to pay the required charges, we will deduct the cost of insurance charge on a pro rata basis from all your assets in the Investment Options. The monthly deduction for the cost of insurance charges will end on the Policy Anniversary Date on which the Insured under a single life Policy or the younger Insured under a joint and last survivor Policy reaches Attained Age 100.



MORTALITY AND         We currently deduct monthly a mortality and expense risk
EXPENSE RISK          charge at an effective annual rate of 0.50% of the first
CHARGE                $100,000 of unloaned assets in the Subaccounts (0.50% of
                      the first $200,000 of unloaned assets in the Subaccounts for a joint and last survivor Policy). From Policy years
                      0 through 20, we also deduct a mortality and expense risk charge for unloaned assets in the Subaccounts above
                      $100,000 ($200,000 and above for a joint and last survivor Policy) at an annual effective rate of 0.10%.
                      Beginning with Policy year 21, we do not deduct a mortality and expense risk charge for unloaned assets in the Subaccounts over $100,000 ($200,000 and above for joint and last survivor Policy). We will not increase this charge for the duration of your Policy.



                      The mortality risk we assume is the risk that Insured(s) may live for a shorter period of time than estimated, and therefore, a greater amount of Death Benefit proceeds than expected will be payable. The expense risk we assume is that expenses incurred in issuing and administering the Policies will be greater than estimated, and therefore, will exceed the expense charge limits set by the Policies.



                      We will deduct the monthly mortality and expense risk charge as part of your monthly deduction from the Subaccounts based on your written instructions. If you do not provide us with written instructions, or if the assets in any Subaccount you specified is inadequate to pay the required charges, we will deduct the monthly deduction on a pro rata basis from all your assets allocated to the Subaccounts.



MONTHLY POLICY        The monthly Policy charge helps to cover our
CHARGE                administrative expenses incurred to issue and maintain
                      your Policy. These expenses include record-keeping and reports to owners. The Policy charge is $5 per month. The guaranteed maximum Policy charge is $8 per month.

                      We will deduct the monthly Policy charge as part of your monthly deduction from the Subaccounts and/or the Guarantee Account based on your written instructions. If you do not provide us with written instructions, or if the amount of assets you specified in any Subaccount and/or Guarantee Account is inadequate to pay the required charges, we will deduct the monthly deduction on a pro rata basis from all your assets in the Investment Options.



MONTHLY               We currently deduct a monthly expense charge of at least
EXPENSE               $0.11 per $1,000 of Base Specified Amount for the first
CHARGE                10 Policy years and the first 10 Policy years after each
                      increase in Base Specified Amount. The monthly expense charge is based on the initial Base Specified Amount or the amount of the increase and varies by age(s), gender and risk class. The guaranteed maximum amount of this charge will not exceed $0.33 per $1,000 of Base Specified
                      Amount. Base Specified Amounts attributable to any supplemental benefits are excluded.



                      We currently do not assess a monthly expense charge on any Modified Base Specified Amount. However, we reserve the right to assess a monthly expense charge on the Modified Base Specified Amount in the future. The guaranteed maximum amount of this charge will not exceed $0.33 per $1,000 of Modified Base Specified Amount and if assessed, will be charged until the Insured, (or younger Insured in a joint and last survivor Policy), reaches attained age 100. The monthly expense charge is based on the initial Modified Base Specified Amount or the amount of the increase in Modified Base Specified Amount and varies by age(s), gender and risk class. Modified Base Specified Amounts attributable to any supplemental benefits are excluded.



                      We will deduct the monthly expense charge as part of the monthly deduction from the Subaccounts and/or the Guarantee Account based on your written instructions. If you do not provide us with written instructions or if the amount of assets you specified in any Subaccount and/or Guarantee Account is inadequate to pay the required charges, we will deduct the monthly deduction on a pro rata basis from all your assets allocated to the Investment Options.


                      We assess this charge to help cover expenses incurred with underwriting, marketing and distributing Policies.

SURRENDER             If you fully surrender your Policy during the surrender
CHARGE                charge period, we will deduct a surrender charge. This
                      surrender charge is also sometimes called a "deferred sales load." The charge compensates us for expenses incurred in issuing the Policy, and face amount increases, and for the recovery of acquisition costs. The maximum surrender charge we will assess is $32.00 per $1,000 of Specified
                      Amount. We calculate the surrender charge by multiplying a factor by the lowest Specified Amount in effect before the surrender, divided by 1000. The factor depends on the issue age and gender (where applicable) and risk class of the Insured. For a joint and last survivor Policy, the factor depends on the issue age, gender (where applicable) and risk class of both Insureds. The surrender charge remains level for the first 5 Policy years and then decreases each Policy month over the next
                      5 Policy years until the charge reaches $0.



                      If you increase the Specified Amount (other than as a result of a change in Death Benefit option), you may also be subject to a surrender charge. When you request an increase in Specified Amount, we take into consideration the age and gender (if applicable) and risk class of the Insured (or both Insureds if a joint and last survivor Policy) at the time of issue for determining the additional amount of monthly expense charges and surrender charges due to the increase in Specified Amount. However, we take into consideration the age and risk class of the Insured (or both Insureds if a joint and last survivor Policy) at the time of the requested increase in Specified Amount when determining any increase in cost of insurance charges due to the increase in Specified Amount.



                      If you decrease the Specified Amount to less than the lowest Specified Amount that had previously been in effect (other than as a result of partial surrenders or changes in Death Benefit options), you will also incur a surrender charge. We will deduct this charge from the Subaccounts and/or the Guarantee Account based on your written instructions. If you do not provide us with written instructions, or if the amount of assets you specified in any Subaccount and/or Guarantee Account is inadequate to pay the required charges, we will deduct the surrender charge on a pro rata basis from all your assets in the Investment Options. The amount of the surrender charge will be based:


                        (1) first upon any surrender charge in effect for the
                            most recent increase in Specified Amount;

                        (2) then upon any surrender charge in effect for the
                            next most recent increases in Specified Amount in succession; and

                        (3) finally upon the surrender charge in effect for the
                            original Specified Amount.

                      We disclose the surrender charges on the data pages of your Policy. Upon request, we will illustrate the surrender charges that apply to your Policy.

                      We do not assess a surrender charge for partial surrenders.

PARTIAL               We currently do not assess a processing fee for partial
SURRENDER             surrenders. However, we reserve the right to deduct a
PROCESSING FEE        partial surrender processing fee in the future. The fee
                      will not exceed the lesser of $25 or 2% of the amount surrendered.

OTHER CHARGES         Upon written request, we will provide a projection of
                      illustrative future life insurance and Account Value proceeds. We reserve the right to charge a maximum fee of $25 for the cost of preparing the illustration.

                      There are deductions from and expenses paid out of the assets of each Portfolio that are more fully described in each Portfolio's prospectus.

                      In addition, we reserve the right to impose a transfer charge of up to $20 for each transfer after the 12th transfer in a calendar year. We currently do not assess a transfer charge.


REDUCTION OF          We may reduce charges and/or deductions for sales of the
CHARGES FOR           Policies to a trustee, employer or similar entity
GROUP SALES           representing a group or to members of the group where
                      such sales result in savings of sales or administrative expenses. The Statement of Additional Information contains additional information about these reductions including the bases upon which such reductions will be given.

The Policy

                      The Policy is a flexible premium single life and joint and last survivor variable life insurance policy. We may issue the Policy either on the life of a single Insured or the lives of two Insureds on a joint and last survivor basis. We describe your rights and benefits below and in the Policy.

APPLYING FOR A        To purchase a Policy, you must complete an application
POLICY                and you or your financial representative must submit it
                      to us at our Variable Life Service Center. You also must pay an initial premium of a sufficient amount. See the "Premiums" provision of this prospectus. You can submit your initial premium with your application or at a later date. If you submit your initial premium with your application, please remember that we will place your premium in a non-interest bearing account for a certain amount of time. See the "Allocating Premiums" provision of this prospectus. Coverage generally becomes effective as of the Policy Date.


                      Generally, we will issue a Policy on a single Insured basis covering an Insured up to age 85 and on a joint and last survivor basis covering an Insured(s) from age 20 up to age 85. Evidence of insurability must satisfy our underwriting requirements. Required evidence of insurability may include, among other things, a medical examination of the Insured(s). We may, in our sole discretion, issue a Policy covering an Insured over age 85. We may reject an application for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.



                      If we do not receive the full first premium with your application, the insurance will become effective on the Valuation Day that we receive your premium and that we deliver your Policy. All persons proposed for insurance must be insurable on the Policy Date.


                      If the premium is accepted with the application, the Temporary Insurance Application and Agreement must be completed, signed and returned to us with the application and you should keep a copy. The Temporary Insurance Application and Agreement guidelines limit availability of temporary insurance to proposed Insured(s) between the ages of 20 years and 70 years and who answer "No" to all questions on the Temporary Insurance Application and Agreement.

                      Temporary insurance begins on the date the Temporary Insurance Application and Agreement is signed. The coverage will automatically end and the entire amount remitted with the application will be returned without interest to or for the benefit of you on the earliest of the following dates:

                        (1) the date you withdraw the application;

                        (2) 45 days after the date of the Temporary Insurance
                            Agreement if we have not received a properly completed and signed Application -- Part
                            II -- Medical History and all medical examinations and tests required by us as set forth in our Initial Submission Guidelines;

                        (3) the date we send notice to you at the address shown
                            on the Application that we have declined to issue the Policy; and

                        (4) 90 days after the date of the Temporary Insurance
                            Agreement.

                      Temporary Insurance will also end on the date when insurance takes effect under the Policy, at which point the amount remitted will be applied to the Policy.


OWNER "You" or "your" refers to the owner. You may also name contingent owners. You have rights in the Policy during the Insured's lifetime under a single life Policy and during the lifetimes of both Insureds under a joint and last survivor Policy. If you die before an Insured and there is no contingent owner, ownership will pass to your estate.



                      We will treat joint owners as having equal undivided interests in the Policy. All owners must exercise any ownership rights in the Policy together. If the last surviving joint owner dies before the Insured under a single life Policy or the last surviving Insured under a joint and last survivor Policy and there is no contingent owner, ownership will pass to your estate.



BENEFICIARY           You designate the primary beneficiary(ies) and contingent
                      beneficiary(ies) when you apply for the Policy. You may name one or more primary beneficiary(ies) or contingent beneficiary(ies). We will pay the Death Benefit proceeds to the surviving primary beneficiary(ies), if any, (or surviving contingent beneficiary(ies) if there are no surviving primary beneficiary(ies)), in equal shares, unless you request otherwise.



                      Unless an Optional Payment Plan is chosen, we will pay the Death Benefit proceeds in a lump sum to the primary beneficiary(ies). If the primary beneficiary(ies) dies before the Insured under a single life Policy or the last surviving Insured under a joint and last survivor Policy, we will pay the Death Benefit proceeds to the contingent beneficiary(ies). If there are no surviving beneficiary(ies) we will pay the Death Benefit proceeds to you or your estate.



CHANGING THE          During an Insured's life, you may change the owner. You
OWNER OR              may change the beneficiary(ies) during an Insured's life
BENEFICIARY           (unless the beneficiary(ies) was designated as an
                      irrevocable beneficiary(ies)). To make this change, please write our Variable Life

                      Service Center. The request and the change must be in a form satisfactory to us and we must actually receive the request. The change will take effect as of the date you signed the request. If undated, the change will take effect the first business day received at our Variable Life Service Center. Changing the owner may have adverse tax consequences.


CANCELING A           You may cancel your Policy during the "free-look period"
POLICY                by returning it to us at our Variable Life Service
                      Center. The free-look period expires 10 days after you receive the Policy. If you decide to cancel the Policy during the free-look period, we will treat the Policy as if it had never been issued. Within 7 calendar days after we receive the returned Policy, we will refund an amount equal to the sum of all premiums paid for the Policy or other amounts as required under New York law.

Premiums


GENERAL The premium sufficient to fund a Policy depends on a number of factors, such as the age, gender (where applicable), and risk class of a proposed Insured, the desired Specified Amount, any supplemental benefits, investment performance of the Subaccounts and interest credited under the Guarantee Account. The minimum initial premium is the amount required to issue the Policy. The minimum amount required to issue the Policy is dependent upon a number of factors including the amount of insurance requested, the age, gender (if applicable) and risk factors of the Insured (or Insureds if a joint and last survivor Policy). The minimum Base Specified Amount is $100,000 under a single life Policy and $200,000 under a joint and last survivor Policy. See the "Fee Tables" provision of this prospectus for additional information on fees and charges associated with this Policy. The minimum subsequent premium is $50. We will usually credit your initial premium payment to the Policy on the later of the date we approve your application or on the date we receive your payment. We will credit any subsequent premium payment to your Policy on the Valuation Day we receive the payment at our Variable Life Service Center. After you pay the initial premium, you may make unscheduled premium payments in any amount and at any time subject to certain restrictions. Unless you direct us otherwise, we apply unscheduled premium payments first to repay any Policy Debt.



                      When you apply for the Policy, you will choose one of two alternative tests to evaluate whether your Policy qualifies as life insurance under the Code. The tests are the Guideline Premium Test and the Cash Value Accumulation Test. If you choose the Guideline Premium Test, the total premiums you pay may not exceed the guideline premium limitation for life insurance set forth in the Code as shown in your Policy. We may reject any premium, or any portion of a premium, that would result in the Policy being disqualified as life insurance under the Code. We will refund any rejected premium along with any interest it accrued. If you choose the Cash Value Accumulation Test, the terms of the Policy require that the Death Benefit equal at least a factor (set forth in the Policy, and which is dependent upon the age of the Insured(s)) multiplied by your Account Value. Once selected, the life insurance test cannot change. You should consult a tax adviser before making your test selection.


                      For your convenience, we will monitor your Policy and will attempt to notify you on a timely basis if your Policy is in jeopardy of becoming a modified endowment contract under the Code. See the "Tax Considerations" provision of this prospectus. We reserve the right to limit the number and amount of any unscheduled premium payments.

                      Your Policy will enter the grace period if, on the Monthly Anniversary Date, the Surrender Value of your Policy is insufficient to cover the Monthly Deduction. You will need to make additional premium payment(s) to prevent your Policy from terminating. However, so long as the Net Total Premium is at least equal to the Continuation

                      Amount, your Policy will not lapse during the Continuation Period, even if the Surrender Value is insufficient to cover the Monthly Deduction. See the "Termination Premium to Prevent Termination" provision of this prospectus.

TAX-FREE              We will accept money from another policy as part of your
EXCHANGES             initial premium, if that policy qualifies for a tax-free
(1035 EXCHANGES)      exchange under Section 1035 of the Code. If you
                      contemplate such an exchange, you should consult a tax advisor to learn the potential tax effects of such a transaction. We will accept 1035 exchanges even if there is an outstanding loan on the other policy, so long as the outstanding loan is no more than 50% of the rollover premium. We may allow higher loan percentages. Replacing your existing coverage with this Policy may not be to your advantage.

CERTAIN               If you replace an existing GE Capital Life Assurance
INTERNAL              Company of New York (or one of our affiliated companies)
EXCHANGES             fixed permanent life insurance policy with this Policy,
                      we may waive some or all of any applicable surrender charge on the fixed permanent life insurance policy, provided that:

                        (1) the fixed permanent life insurance policy has a
                            positive Surrender Value at the time of the exchange; and

                        (2) the entire account value in the fixed permanent
                            life insurance policy is rolled over into the Policy.

                      If you qualify, the maximum amount of surrender charge we will waive on the fixed permanent life insurance policy is equal to 0.05 multiplied by the Account Value.

PERIODIC              When you apply for a Policy, you may select a periodic
PREMIUM PLAN          premium payment plan. Under this plan, you may choose to
                      receive a premium notice either annually, semi-annually, or quarterly. You can also arrange for annual, semi-annual, quarterly or monthly premium payments paid via automatic deduction from your bank account or any other similar account we accept. You are not required to pay premiums in accordance with this premium plan; you can pay more or less than planned or skip a planned premium payment entirely. Subject to our administrative servicing guidelines, you can change the amount of planned premiums or switch between frequencies, whenever you want by providing satisfactory instructions to our Variable Life Service Center. Any change will be effective upon our receipt of the instructions. Depending on your Account Value at the time of an increase in the Specified Amount and the amount of the increase requested, a change in your periodic premium payments may be advisable. See the "Changing the Specified Amount" provision of this prospectus.

MINIMUM PREMIUM       Generally, the minimum amount of premium we will accept
PAYMENT               in connection with a periodic premium payment plan is
                      $50; you may have to pay a higher amount to keep the Policy in force. See the "Termination -- Premium to
                      Prevent Termination" provision of this prospectus.

ALLOCATING            When you apply for a Policy, you specify the percentage
PREMIUMS              of your Net Premium we allocate to each Subaccount and/or
                      the Guarantee Account. You may only direct your Net
                      Premiums and assets to not more than 10 Subaccounts plus the Guarantee Account at any given time. You can change the future allocation percentages at any time by writing or calling our Variable Life Service Center (allocation percentages and how allocations are received are subject to certain limitations). The change will apply to all premiums we receive with or after we receive your instructions. Each Net Premium allocation percentage must be a whole number totaling 100%.


                      Until we approve your application, receive all necessary forms including any subsequent amendments to the application, and receive the entire initial premium, we will place any premiums you pay into a non-interest bearing account. At Policy issue, we will then allocate your initial Net Premium and any Net Premium received within 15 days after the Policy Date to the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund ("Money Market Subaccount"). The entire Account Value will remain in the Money Market Subaccount for 15 days after which such assets will be transferred on the next Valuation Day to the Investment Option(s) in accordance with your allocation instructions received on your application. Any Net Premium received after 15 days from the Policy Date will be allocated to the Investment Option(s) on the Valuation Day the premium is received.

How Your Account Value Varies

ACCOUNT VALUE         Your Account Value is the entire amount we hold under
                      your Policy for you. The Account Value serves as a starting point for calculating certain values under a Policy. It is the sum of the total amount under the Policy in each Subaccount, the Guarantee Account and the amount held in the General Account to secure Policy Debt.
                      We determine the Account Value first on your Policy Date
                      (or on the date we receive your initial premium at our Variable Life Service Center, if later) and thereafter on each Valuation Day. We will not value Subaccount assets on days on which the New York Stock Exchange is closed for trading. Your Account Value will vary to reflect the performance of the Subaccounts and interest credited under the Guarantee Account to which you have allocated assets and also will vary to reflect Policy Debt, charges for the monthly deduction, mortality and expense risk charges, transfers, partial surrenders, and Policy Debt repayments. Your Account Value may be more or less than the premiums you paid and you bear the investment risk with respect to the amounts allocated to the Subaccounts.


SURRENDER VALUE       The Surrender Value on any Valuation Day is the Account
                      Value reduced by:


                        (1) any surrender charge that we would deduct if you
                            surrendered the Policy that day; and

                        (2) any Policy Debt.


SUBACCOUNT            On any Valuation Day, the value of a Subaccount equals
VALUES                the number of units we credit to the Policy multiplied by
                      the unit value for that day. When you make allocations to a Subaccount, either by Net Premium allocation, transfer of assets, transfer of Policy Debt, loan interest from the General Account, or repayment of a Policy loan, we credit your Policy with units in that Subaccount. We determine the number of units by dividing the amount allocated, transferred or repaid to the Subaccount by the unit value for the Valuation Day when we effect the allocation, transfer or repayment. Amounts allocated to a Subaccount are credited to your Policy on the basis of the Subaccount unit value next determined after our receipt of your Net Premium, transfer, or loan repayment
                      (as the case may be).



                      Based on the net investment factor, the value of a unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of Separate Account charges.



                      Though the number of units will not change as a result of investment experience, the value of a unit may increase or decrease from Valuation Period to Valuation Period.

Transfers


GENERAL You may not make any transfers during the first 15 days proceeding the Policy Date. After the first 15 days proceeding the Policy Date, Policy owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day subject to certain conditions that are stated below. You may not, however, transfer assets allocated to the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Variable Life Service Center. There may be limitations placed on multiple requests made at different times during the same Valuation Period involving the same Subaccounts or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances.


TRANSFERS FROM        We may limit and/or restrict transfers from the Guarantee
THE GUARANTEE         Account to the Subaccounts. The limited amount will not
ACCOUNT TO THE        be less than any accrued interest on an allocation to the
SUBACCOUNTS           Guarantee Account plus 25% of the original amount of that
                      allocation. Unless you are participating in a Dollar Cost
                      Averaging program (see the "Dollar Cost Averaging" provision), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation.

TRANSFERS FROM        We may also restrict certain transfers from the
THE SUBACCOUNTS       Subaccounts to the Guarantee Account. We reserve the
TO THE                right to prohibit or limit transfers from a Subaccount to
GUARANTEE             the Guarantee Account during the six-month period
ACCOUNT               following the transfer of any amount from the Guarantee
                      Account to any Subaccount.



TRANSFERS             Owners may not make any transfers during the first 15
AMONG THE             days proceeding the Policy Date. After the first 15 days
SUBACCOUNTS           proceeding the Policy Date, all owners may submit 12
                      Subaccount transfers each calendar year by voice response, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying you that you may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e. you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Variable Life
                      Service Center. The restrictions listed above do not apply to any transfer made among the Subaccounts pursuant to a Dollar Cost Averaging program or Portfolio
                      Rebalancing program.


                      Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $20 per transfer after the 12th transfer in a calendar year. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

                      The restrictions listed above do not apply to any transfers made among the Subaccounts pursuant to a Dollar Cost Averaging program or Portfolio Rebalancing program.

                      Sometimes, we may not honor transfer requests. We may not honor a transfer request if:

                        (1) any Subaccount that would be affected by the
                            transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests;

                        (2) the transfer is a result of more than one trade
                            involving the same Subaccount within a 30 day period; or

                        (3) the transfer would adversely affect Accumulation
                            Unit values.


                      We also may not honor transfers made by third parties. (See the "Transfers by Third Parties" provision of this prospectus.) We will treat all owners equally with respect to transfer requests.


                      If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous section. If you still wish to transfer assets to a specified Subaccount, you must contact our Variable Life Service Center in accordance with the first paragraph of this section.

                      When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

TELEPHONE             All owners may make their first 12 transfers in any
TRANSACTIONS          calendar year among the Subaccounts or between the
                      Subaccounts and the Guarantee Account by calling our Variable Life Service Center provided we receive written authorization from you at our Variable Life Service
                      Center to execute such transactions prior to such request. Transactions that can be conducted over the telephone include, but are not limited to:


                        (1) the first 12 transfers of assets among the
                            Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in premium allocations when such changes include a transfer of assets);

                        (2) Dollar Cost Averaging; and

                        (3) Portfolio Rebalancing.


                      We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:


                        (1) requiring you or a third party to provide some form
                            of personal identification before we act on the telephone instructions;

                        (2) confirming the telephone transaction in writing to
                            you or a third party you authorized; and/or

                        (3) tape recording telephone instructions.

                      We reserve the right to limit or prohibit telephone transactions.

                      We may delay making a payment or processing a transfer request if:

                        (1) the disposal or valuation of the Separate Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed; or

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange; or

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Separate
                            Account impracticable; or


                        (4) the SEC by order permits postponement of payment to
                            protect our owners.



                      Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Account Value may be affected since owners will not have access to their account.

CONFIRMATION OF       We will not be liable for following instructions that we
TRANSACTIONS          reasonably determine to be genuine. We will send you a
                      confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.


SPECIAL NOTE ON       Please note that our telephone system may not always be
RELIABILITY           available. Any telephone system, whether it is ours,
                      yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Variable Life Service Center.



TRANSFERS BY          As a general rule and as a convenience to you, we allow
THIRD PARTIES         you to give third parties the right to conduct transfers
                      on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the Policy, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of those Portfolios share this position.



                      We have instituted procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.



SPECIAL NOTE ON       When owners or someone on their behalf submit requests to
FREQUENT              transfer all or a portion of their assets between
TRANSFERS             Subaccounts, the requests result in the purchase and
                      redemption of shares of the Portfolios in which the Subaccounts invests. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.



                      Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the Policies (such as the beneficiaries) may be harmed.

                      To discourage frequent Subaccount transfers, we adopted the policy described above in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.



                      There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the Policies, or Portfolio shareholders generally. For instance, imposing the U.S. Mail Requirement after 12 Subaccount transfer requests may not be restrictive enough to deter owners seeking to engage in abusive market timing strategies.



                      We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the Policies, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer. As discussed above in the "Transfers Among The Subaccounts" section, we may not honor transfer requests if any Subaccount that would be affect by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests, the transfer is a result of more than one trade involving the same Subaccount within a 30 day period, or the transfer would adversely affect unit values. As also discussed above, to the extent necessary to reduce the adverse effects of simultaneous Subaccount transfers made by third parties who make transfers on behalf of multiple owners, we may not honor such transfer requests.



                      Each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the contractual obligation nor the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the Policies should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.



                      Owners and other persons with material rights under the Policies also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy our contractual obligations to owners.



                      We apply our policies and procedures without exception, waiver, or special arrangement.


DOLLAR COST           The Dollar Cost Averaging program permits you to
AVERAGING             systematically transfer on a monthly or quarterly basis a
                      set dollar amount from the Subaccount investing in the GE
                      Investments Funds, Inc. -- Money Market Fund and/or the
                      Guarantee Account to any combination of Subaccounts other than the Money Market Subaccount (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the Policy). The Dollar Cost
                      Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

                      You may participate in the Dollar Cost Averaging program by completing a Dollar Cost Averaging agreement, or by calling our Variable Life Service Center. To use the Dollar

                      Cost Averaging program, you must transfer at least $100 from the Subaccount investing in the GE Investment Funds, Inc. -- Money Market Fund and/or interest rate guarantee period with each transfer. If any transfer would leave less than $100 in the Investment Option from which transfers are being made, we will transfer the entire amount. Once elected, Dollar Cost Averaging remains in effect from the date we receive your request until the value of the Investment Option from which transfers are being made is depleted, or until you cancel the program by written request or by telephone if we have your telephone authorization on file. The Dollar Cost Averaging program will start 30 days after we receive your premium payment and instructions, unless you specify an earlier date. (See the "Premiums -- Allocating Premiums" provision of this prospectus for a description of when this occurs.)

                      There is no additional charge for Dollar Cost Averaging, and we do not consider a transfer under this program as a transfer for purposes of assessing a transfer charge (if assessed), or for calculating any limit on the maximum number of transfers we may impose for a calendar year. We reserve the right to discontinue or modify the Dollar Cost Averaging program at any time and for any reason.

PORTFOLIO             Once you allocate your premium among the Subaccounts, the
REBALANCING           performance of each Subaccount may cause your allocation
                      to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets to return to the percentages specified in your allocation instructions. You may elect to participate in the Portfolio Rebalancing program at any time by completing the Portfolio Rebalancing agreement. Your percentage allocations must be in whole percentages. Subsequent changes to your percentage allocations may be made at any time by writing or calling our Variable Life Service
                      Center. Once elected, Portfolio Rebalancing remains in effect from the date we receive your request until you instruct us to discontinue Portfolio Rebalancing.

                      There is no additional charge for using Portfolio Rebalancing, and we do not consider a transfer under this program a transfer for purposes of assessing a transfer charge, or for calculating any limit on maximum number of transfers we may impose for a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. Portfolio Rebalancing does not guarantee a profit or protect against a loss. We also reserve the right to exclude certain Subaccounts from Portfolio Rebalancing. Assets allocated to the Guarantee Account may not participate in Portfolio Rebalancing.

Death Benefit



                      As long as the Policy remains in force, we will pay the Death Benefit proceeds upon receipt by our Variable Life Service Center of satisfactory proof of the Insured's death (last surviving Insured for a joint and last survivor Policy). See the "Requesting Payments" provision of this prospectus. We will pay the Death Benefit proceeds to the named beneficiary(ies).



AMOUNT OF             The amount of Death Benefit payable equals:
DEATH BENEFIT
PAYABLE
                         . the Death Benefit proceeds determined under the
                           Death Benefit option in effect on the date of death of the Insured under a single life Policy and the last Insured under a joint and last survivor Policy;


                         . plus any supplemental Death Benefit provided by
                           rider;

                         . minus any Policy Debt on that date; and

                         . minus the premium that would have been required to
                           keep the Policy in force if the date of death occurred during a grace period.

                      Under certain circumstances, we may further adjust the amount of the Death Benefit payable. See the "Incontestability," the "Misstatement of Age or Gender" and the "Suicide" provisions of this prospectus.

                      The minimum Specified Amount is $100,000 under a single life Policy and $200,000 under a joint and last survivor Policy.

DEATH BENEFIT         A Policy must satisfy either one of two tests to qualify
OPTIONS               as a life insurance contract for purposes of Section 7702
                      of the Code. At the time of application, you must choose either the Cash Value Accumulation Test or the Guideline
                      Premium Test. Once chosen, the tax qualification test cannot be changed. For each tax qualification test, there are three Death Benefit options available under the Policy. The Death Benefit will be the greater of the Death Benefit under the Death Benefit option you select or the Minimum Death Benefit resulting from the chosen tax qualification test. The Statement of Additional
                      Information contains more information about how we determine the Death Benefit.

                      For any Death Benefit option, the calculation of the minimum Death Benefit is shown in the Policy. The minimum Death Benefit generally is the lowest Death Benefit which will qualify the Policy as life insurance under Section 7702 of the Code.

                      For an Insured under a single life Policy or either Insured under a joint and last survivor Policy where the Attained Age of the Insured is less than 100, the Death Benefit is set forth below.

                         . Under Option A, the Death Benefit is the Specified
                           Amount plus the Account Value.

                         . Under Option B, the Death Benefit is the Specified
                           Amount.

                         . Under Option C, the Death Benefit is:

                          . the greater of Specified Amount; or

                          . the Specified Amount; plus

                            . the sum of all premium paid before Attained Age
                              75 of the Insured under a single life Policy or the younger Insured under a joint and last survivor Policy (for 1035 exchanges, all premium paid under the old policy); minus

                            . any partial surrender of premium and charges for
                              supplemental non-qualified benefits as defined in the Code; minus

                            . the charges for supplemental benefits, other than
                              those specified in Section 7702(f)(5)(A) of the Code; minus

                            . all partial surrenders.

                      Under Options A, B and C for Attained Age 100 and older, the Death Benefit is the Account Value multiplied by 101%.

                      Under all options, we determine the Specified Amount and the Account Value on the Valuation Day of the death of the Insured under a single life Policy and of the last Insured under a joint and last survivor Policy.

                      Under Death Benefit Option A, the Death Benefit Proceeds will vary directly with the investment performance of the Portfolios. Under Death Benefit Option B, the Death Benefit Proceeds ordinarily will not change until the applicable percentage amount of the Account Value exceeds the Specified Amount or you change the Specified Amount. Under Death Benefit Option C, the Death Benefit will vary directly with premium payments.

CHANGING THE          You select the Death Benefit option when you apply for
DEATH BENEFIT         the Policy. However, you may change your Death Benefit
OPTION                option if you elected Option A or Option B at any time by
                      writing to our Variable Life Service Center. If you elected Option C, you may not change your Death Benefit option. The effective date of the change will be the Monthly Anniversary Date after we receive the request for the change. We will send you revised Policy data pages reflecting the new option and the effective date of the change. We will adjust the Specified Amount on the effective date of the change in Death Benefit option to ensure the Death
                      Benefit after the change equals the Death Benefit before the change. A change in the Death Benefit option will affect the cost of insurance charges. A change in the Death Benefit may have Federal tax consequences. See the "Tax Considerations" provision of this prospectus, as well as the Statement of Additional Information for more information.

CHANGING THE          After a Policy has been in effect for one year, you may
SPECIFIED             increase or decrease the Specified Amount. To make a
AMOUNT                change, you must send your written request and the Policy
                      to our Variable Life Service Center. Any change in the Specified Amount may affect the cost of insurance rate and the net amount at risk, both of which may change your cost of insurance.

                      Any change in the Specified Amount will affect the maximum premium limitation. If a decrease in the Specified Amount causes the premiums to exceed new lower limitations required by Federal tax law, we will withdraw the excess from the Account Value and refund that amount to you so that the Policy will continue to meet the requirements as a life insurance Policy under the Code. We will withdraw the assets that we refund from each Investment Option on a pro rata basis.

                      Any decrease in the Specified Amount will become effective on the Monthly Anniversary Date after the date we receive the request. The decrease will first apply to coverage provided by the most recent increase, then to the next most recent increases successively, then to the coverage under the original application. During the Continuation Period, we will not allow a decrease unless the Account Value less any Policy Debt is greater than the surrender charge. The Specified Amount following a decrease can never be less than the minimum Specified Amount for the Policy when we issued it. A decrease may cause us to assess a surrender charge and may require us to pay excess Account Value.


                      To apply for an increase in Specified Amount, you must complete a supplemental application and submit evidence of insurability satisfactory to us. Any approved increase will become effective on the date shown in the supplemental Policy data page. Please note that an increase will not become effective if the Policy's Surrender Value is too low to cover the monthly deduction for the Policy month following the increase.


                      An increase in the Specified Amount will increase the Continuation Amounts and may result in a surrender charge.

                      A change in your Specified Amount may have Federal tax consequences. See the "Tax Considerations" provision of this prospectus.

Surrenders and Partial Surrenders

SURRENDERS            You may cancel and surrender your Policy at any time
                      before the Insured dies under a single life Policy or the last Insured dies under a joint and last survivor Policy.
                      The Policy will terminate on the Valuation Day we receive your request at our Variable Life Service Center. You will not be able to reinstate the Policy.

                      We will pay you the Surrender Value in a lump sum unless you make other arrangements. You will incur a surrender charge if you surrender your Policy during the first 10 Policy years or within 10 years of an increase in Specified Amount. See the "Surrender Charge" provision of this prospectus. A surrender may have adverse tax consequences. See the "Tax Considerations" provision in this prospectus.


PARTIAL               You may take partial surrenders beginning in the first
SURRENDERS            Policy year if you elect Death Benefit Option A or Death
                      Benefit Option C. If you elected Death Benefit Option B, you may take partial surrenders only after the first
                      Policy year. The minimum partial surrender amount is $200. The maximum partial surrender amount is the lesser of:


                        (i) the Surrender Value minus $200; or

                       (ii) the available loan amount.

                      We reserve the right to assess a processing fee for each partial surrender equal to the lesser of $25 or 2% of the amount partially surrendered. We currently do not assess a processing fee. See the "Charges and Deductions -- Partial Surrender Processing Fee" provision of this prospectus. The amount of the partial surrender will equal the amount you requested to surrender adjusted for any processing fee, if assessed.

                      When you request a partial surrender, you can direct how we deduct the partial surrender from your Account Value. If you provide no directions, we will deduct the partial surrender on a pro-rata basis from among the Investment Options in which you have allocated assets.

                      New York State law requires that we reserve the right to defer payments from the Guarantee Account and General Account for a partial or total surrender for up to six months from the date we receive your request for payment.


EFFECT OF             A partial surrender will reduce both the Account Value
PARTIAL               and the Death Benefit proceeds by the amount of the
SURRENDERS            partial surrender. A partial surrender may have Federal
                      tax consequences. See the "Tax Considerations" provision of this prospectus, as well as the Statement of Additional Information, for additional information.

Loans


GENERAL You may borrow up to 90% of the difference between your Account Value at the end of the Valuation Period during which we received your loan request and any surrender charges on the date of the loan; less any outstanding Policy Debt.


                      The minimum Policy loan is $500. You may request a Policy loan by writing to our Variable Life Service Center.

                      When we make a loan, we transfer an amount equal to the loan proceeds from your Account Value in the Separate Account and the Guarantee Account to our General Account and hold it as "collateral" for the loan. If you do not direct an allocation for this transfer, we will make the transfer on a pro-rata basis from each Investment Option in which you have invested. We will credit interest at an annualized effective rate of at least 4% on that collateral.

                      During the first five Policy years, we currently credit interest at an annualized effective rate of 4.25% on collateral corresponding to Policy Debt and charge interest daily at an annualized effective rate of 4.40% on outstanding Policy Debt. After the fifth Policy year, we currently credit interest at an annualized effective rate of 4.00% on collateral and charge interest daily at an annualized effective rate of 4.00% on outstanding Policy Debt, essentially providing a Policy loan without a net interest charge. We may, in our sole discretion, change this practice in the future.

                      We transfer Account Value equal to the amount of the loan into a Loan Account. You will receive an interest credit based on your Policy year. Rates may vary based on the timing of your loan:

                                                            Years 1-5  Years 6+
                               -------------------------------------------------
                               Current Interest Charged        4.40%     4.00%
                               Current Interest Credited       4.25%     4.00%
                               -------------------------------------------------
                               Net Cost                        0.15%     0.00%
                               -------------------------------------------------

                                                            Years 1-10 Years 11+
                               -------------------------------------------------
                               Guaranteed Interest Charged     4.40%     4.00%
                               Guaranteed Interest Credited    4.00%     4.00%
                               -------------------------------------------------
                               Net Cost                        0.40%     0.00%
                               -------------------------------------------------


                      Loans will reduce the Account Value, the Surrender Value and the Death Benefit proceeds and may cause the Policy to lapse if not repaid.


                      Interest is due and payable at the end of each Policy year while a Policy loan is outstanding. If, on any Policy anniversary, you have not paid interest accrued since the last Policy anniversary, we add the amount of the interest to the loan and this becomes part of your outstanding Policy Debt. We transfer the interest due from each Investment Option on a pro-rata basis.

REPAYMENT OF          You may repay all or part of your Policy Debt at any time
POLICY DEBT           while an Insured is living and the Policy is in effect.
                      We will treat any unscheduled premium payments by you
                      (other than the initial premium) first as the repayment of any outstanding Policy Debt, unless otherwise instructed. We will treat the portion of the payment in excess of any outstanding Policy Debt as an additional premium payment. See the "Premiums" provision of this prospectus.

                      When you repay a loan, we transfer an amount equal to the repayment from our General Account to the Separate Account and/or the Guarantee Account and allocate it as you directed when you repaid the loan. If you provide no directions, we will allocate the amount according to your standing instructions for premium allocations.

                      You must send loan repayments to our Variable Life Service Center. We will credit the repayments as of the Valuation Day we receive them at our Variable Life Service Center.


EFFECT OF             A Policy loan impacts the Policy, because we reduce the
POLICY LOANS          Death Benefit proceeds and Surrender Value under the
                      Policy by the amount of any outstanding loan plus interest you owe on the loan. Repaying the loan causes the Death Benefit proceeds and Surrender Value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount equal to the loan as collateral. The amount held as collateral is not affected by the Separate Account's investment performance. Amounts transferred from the Separate
                      Account as collateral will affect the Account Value, whether or not the loan is repaid, because we credit such amounts with an interest rate we declare rather than a rate of return reflecting the investment performance of the Separate Account.


                      There are risks involved in taking a Policy loan, a few of which include the potential for a Policy to lapse if projected earnings, taking into account outstanding loans, are not achieved. The tax consequences associated with loans with minimal or no difference between the amount of interest credited and the amount of interest charged, such as are available under the Policy, are less clear and a tax adviser should be consulted about such loans. A Policy loan may also have possible adverse tax consequences that could occur if a Policy lapses. See the "Tax Considerations" provision of this prospectus and the Statement of Additional Information.

                      We will notify you if the sum of your loans plus any interest you owe on the loans is more than the Account Value, less applicable surrender charges; or if during the Continuation Period, the sum of your loans plus any interest you owe on the loans is more than the Account Value less any applicable surrender charges, and the Net Total Premium is less than the Continuation Amount. If you do not submit a sufficient payment within 61 days from the date of the notice, your Policy may terminate.

Termination


PREMIUM TO            Generally, if on a Monthly Anniversary Date, the
PREVENT               Surrender Value of your Policy is too low to cover the
TERMINATION           monthly deduction, a grace period will begin. In that
                      case, we will mail you notice of the additional premium necessary to prevent your Policy from terminating. You will have a 61 day grace period from the date we mail the notice to make the required premium payment.

                      However, so long as the Net Total Premium is at least equal to the Continuation Amount, your Policy will not lapse during the Continuation Period, even if your Surrender Value is too low to cover the monthly deduction. At the end of the Continuation Period, you may, however, have to make an additional premium payment to keep the Policy in force.


GRACE PERIOD          If the Insured under a single life Policy or both
                      Insureds under a joint and last survivor Policy should die during the grace period before you pay the required premium, the Death Benefit proceeds will still be payable to the beneficiary(ies), although we will reduce the amount of the Death Benefit payable by the amount of premium that would have been required to keep the Policy in force. If you have not paid the required premium before the grace period ends, your Policy will terminate.
                      If the Policy terminates, the Policy will have no value and no benefits will be payable. However, you may reinstate your Policy under certain circumstances. See the Statement of Additional Information for more information about the grace period.


REINSTATEMENT         If you have not surrendered your Policy, you may
                      reinstate your Policy within three years after termination, provided you meet certain conditions, including the payment of the necessary premium and submission of satisfactory evidence of insurability. See your Policy and the Statement of Additional Information for further information.

Requesting Payments


                      You may send your written requests for payment to our Variable Life Service Center or give them to one of our authorized agents for submission to our Variable Life Service Center. We will ordinarily pay any Death Benefit proceeds, loan proceeds or surrender or partial surrender proceeds in a lump sum within seven days after receipt of your written request at our Variable Life Service Center of all the documents required for such a payment. Other than the Death Benefit proceeds, the amount we pay is as of the end of the Valuation Period during which our Variable Life Service Center receives all required documents. Death Benefit proceeds are determined as of the Valuation Day (or the next Valuation Day if death occurs on a non-Valuation Day) of the Insured's death under a single life Policy or the last surviving Insured's death under a joint and last survivor Policy. We may pay the Death Benefit proceeds in a lump sum or under an Optional Payment Plan. See the "Optional Payment Plans" provision of this prospectus and the Statement of Additional Information.


                      In most cases, when we pay Death Benefit Proceeds in a lump sum, we will pay these proceeds either:


                        (1) to your designated beneficiary(ies) directly in the
                            form of a check; or



                        (2) by establishing an interest bearing account called
                            the "GE Secure Access Account" for the designated beneficiary(ies) in the amount of Death Benefit proceeds payable.



                      When establishing the GE Secure Access Account we will send the beneficiary a checkbook within seven days after we receive all the required documents, and the beneficiary(ies) will have immediate access to the account simply by writing a check for all or any part of the amount of the Death Benefit proceeds payable. The GE Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the GE Secure Access Account. If we do not receive instructions from the beneficiary(ies) with regard to the form of Death Benefit payment, we will automatically establish the GE Secure Access Account.



                      Any Death Benefit proceeds that we pay in a lump sum will include interest from the date of death to the date of payment. We will credit interest at a rate we set, or a rate set by law if greater. The minimum interest rate which we may credit is 2.5%. We will not credit interest beyond one year or any longer time set by law. We will reduce Death Benefit proceeds by any outstanding Policy Debt and any due and unpaid charges and will increase Death Benefit proceeds by any benefits added by rider.

                      We may defer making payments attributable to a check or draft that has not cleared the bank on which it is drawn.


                      New York State Law requires that we reserve the right to defer payments from the Guarantee Account and the General Account for a partial surrender, surrender or payment of the Death Benefit proceeds for up to six months from the date we receive your request for payment.

Tax Considerations

INTRODUCTION          This part of the prospectus discusses the Federal income
                      tax treatment of the Policy. The Federal income tax treatment of the Policy is complex and sometimes uncertain and may vary with your particular circumstances.

                      This discussion is general and is not intended as tax advice. It does not address all of the Federal income tax rules that may affect you and your Policy. This discussion also does not address Federal estate or gift tax consequences, or state or local tax consequences, associated with a Policy. As a result, you should always consult a tax advisor about the application of the tax rules and regulations to your individual situation.


TAX STATUS OF         Federal income tax law generally grants favorable
THE POLICY            treatment to life insurance; the proceeds paid on the
                      death of the Insured (or the death of last surviving
                      Insured for the joint and last survivor Policies) are generally excluded from the gross income of the beneficiary(ies), and the owner is not taxed on increases in the Account Value unless amounts are distributed while the Insured (or last Insured for joint and last survivor
                      Policies) is alive. The Policy is designed to comply with one of two alternative tests under the tax laws, which are described in the Statement of Additional Information.


                      Regardless of the tax compliance test selected, two other requirements must be met for your Policy to receive favorable tax treatment as life insurance:

                         . the investments of the Separate Account must be
                           "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations; and

                         . your right to choose particular investments for a
                           Policy must be limited.

                      Investments in the Separate Account must be diversified. The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of the Portfolios in which the Separate Account invests, are "adequately diversified." If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Account Value over the premiums paid for the Policy.

                      Although we do not control the investments of all of the Portfolios (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Portfolios will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

                      Restrictions on the extent to which you can direct the investment of assets. Federal income tax law limits your right to choose particular investments for the Policy. The U.S.

                      Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, your right to allocate assets among the Portfolios may exceed those limits. If so, you would be treated as the owner of a portion of the assets of the Separate Account and thus be subject to current taxation on the income and gains from those assets.

                      We do not know what limits may be set forth in any additional guidance that the Treasury Department may issue, or whether any such limits will apply to existing Policies. We therefore reserve the right to modify the Policy without your consent to attempt to prevent the tax law from considering you as an owner of a portion of the assets of the Separate Account.

                      No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any Policy or of any transaction involving a Policy. However, the remainder of this discussion assumes that your Policy will be treated as a life insurance contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Account Value until there is a distribution from your Policy.


TAX TREATMENT         Death Benefit Proceeds and Account Value increases.  A
OF POLICIES --        Policy's treatment as life insurance for Federal income
GENERAL               tax purposes generally has the following results:


                         . Death Benefit proceeds are excludable from the gross
                           income of the beneficiary(ies);


                         . you are not taxed on increases in the Account Value
                           unless amounts are distributed from the Policy while the Insured (or last surviving Insured) is alive;

                         . the taxation of amounts distributed while the
                           Insured(s) is alive depends upon whether your Policy is a "modified endowment contract." The term "modified endowment contract" is defined in the section entitled "Definition of a Modified Endowment Contract" located in the "Special Rules for Modified Endowment Contracts" provision of this prospectus.


                      If the Insured survives (or last surviving Insured for joint and last survivor Policies) beyond age 100, the IRS may seek to deny the tax-free treatment of the Death Benefit proceeds and instead to tax you on the amount by which your Account Value exceeds your "investment in the contract." Because we believe the Policy continues to meet the Federal tax definition of life insurance beyond age 100, we have no current plans to withhold or report taxes in this situation.


                      Partial and full surrenders and maturity proceeds. If your Policy is not a modified endowment contract, you will generally pay tax on the amount of a partial or full surrender only to the extent it exceeds your "investment in the contract."

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                      Loans.  If your Policy is not a modified endowment
                      contract, the tax treatment of a loan received under the Policy is uncertain. You should consult a tax adviser as to the tax treatment of such loans.

SPECIAL RULES         Definition of a "modified endowment contract."  Special
FOR MODIFIED          rules apply to a Policy classified as a modified
ENDOWMENT             endowment contract. A Policy will be classified as a
CONTRACTS             modified endowment contract if either of the following is
                      true:

                         . if premiums are paid more rapidly than allowed by a
                           "7-pay test" under the tax law. At your request, we will let you know the amount of premium that may be paid for your Policy in any year that will avoid modified endowment contract treatment under the 7-pay test;

                         . if the Policy is received in exchange for another
                           policy that is a modified endowment contract.


                      If there is a reduction of benefits during the first seven years under a single life Policy, for example, as a result of a withdrawal, the 7-pay test will have to be reapplied as if the Policy had originally been issued at the reduced face value. There are special considerations in applying the 7-pay test to a joint and last survivor Policy. If there is a reduction in benefits under a joint and last survivor Policy at any time, the 7-pay test will have to be reapplied as if the Policy had originally been issued at the reduced face amount. If there is a "material change" in the benefits or terms of either a single or joint and last survivor Policy, then the Policy may have to be retested as if it were a newly issued Policy. A material change may occur, for example, when there is an increase in the Death Benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into the Policy which are not needed in order to provide a Death Benefit equal to the lowest Death Benefit that was payable in the first seven Policy years. To prevent your Policy from becoming a modified endowment contract, it may be necessary to limit premium payments or to limit reductions in benefits. A current or prospective Policy owner should consult a tax adviser to determine whether a Policy transaction will cause the Policy to be classified as a modified endowment contract.



                      If a Policy becomes a modified endowment contract, distributions that occur during the Policy year will be taxed as distributions from a modified endowment contract. In addition, distributions from a Policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.


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                      Tax treatment of modified endowment contracts.  If a
                      Policy is classified as a modified endowment contract, the following special rules apply:

                         . a partial surrender will be taxable to you to the
                           extent that your Account Value exceeds your investment in the Policy;

                         . a loan from the Policy (together with any unpaid
                           interest included in Policy Debt), and the amount of any assignment or pledge of the Policy, will be taxed in the same manner as a partial surrender.

                      A penalty tax of 10% will be imposed on the amount of any full or partial surrender, loan and unpaid loan interest included in Policy Debt, assignment, or pledge on which you must pay tax. However, the penalty tax does not apply to a distribution made:

                        (1) after you reach age 59 1/2;

                        (2) because you have become disabled, within the
                            meaning of the tax law; or

                        (3) in substantially equal periodic payments (not less
                            frequently than annually) made over your life or life expectancy (or over the joint lives or life expectancies of you and your beneficiary, within the meaning of the tax law).

                      Special rules if you own more than one modified endowment contract. All modified endowment contracts that we (or any of our affiliates) issue to you within the same calendar year will be combined to determine the amount of any distribution from the Policy that will be taxable to you.

                      Interpretative issues. The tax law's rules relating to modified endowment contracts are complex and open to considerable variation in interpretation. You should consult your tax advisor before making any decisions regarding changes in coverage under or distributions from your Policy.

BUSINESS USES OF      Businesses can use the policies in various arrangements,
A POLICY              including non-qualified deferred compensation or salary
                      continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others.
                      The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Policy or a change in an existing
                      Policy should consult a tax adviser.

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





TAX SHELTER           Prospective owners that are corporations should consult a
REGULATIONS           tax adviser about the treatment of the Policy under the
                      Treasury Regulations applicable to corporate tax shelters.



ALTERNATIVE           There may also be an indirect tax upon the income in the
MINIMUM TAX           Policy or the proceeds of a Policy under the federal
                      corporate alternative minimum tax, if the owner is subject to that tax.


INCOME TAX            We may be required to withhold and pay to the IRS a part
WITHHOLDING           of the taxable portion of each distribution made under a
                      Policy. However, in many cases, you may elect not to have any amounts withheld. You are responsible for payment of all taxes and early distribution penalties, regardless of whether you request that no taxes be withheld or if we do not withhold a sufficient amount of taxes. At the time you request a distribution from the Policy, we will send you forms that explain the withholding requirements.

TAX STATUS OF         Under existing Federal income tax law, we do not expect
THE COMPANY           to incur any Federal income tax liability on the income
                      or gains in the Separate Account. Based upon this expectation, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we are required to pay taxes on some or all of the income and gains earned by the Separate Account, we may impose a charge for those taxes.

                      We may also incur state and local taxes, in addition to premium taxes for which a deduction from premiums is currently made. At present, these taxes are not significant. If there is a material change in state or local tax laws, we may impose a charge for any taxes attributable to the Separate Account.


OTHER                 The transfer of the Policy or designation of a
CONSIDERATIONS        beneficiary may have federal, state, and/or local
AND CHANGES IN        transfer and inheritance tax consequences, including the
THE LAW               imposition of gift, estate, and generation-skipping
                      transfer taxes. For example, the transfer of the Policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under Federal tax law.
                      The individual situation of each owner or beneficiary will determine the extent, if any, to which Federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of Federal, state and local estate, inheritance, generation skipping and other taxes.



                      The discussion is based on our understanding of the Federal income tax law existing on the date of this prospectus. Congress, the IRS, and the courts may modify these laws at any time, and may do so retroactively. Any person concerned about the tax implications of ownership of a Policy should consult a tax adviser.


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



Sale of the Policies



                      We have entered into an underwriting agreement with Capital Brokerage Corporation for the distribution and sale of the Policies. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the Policies, offering them on a continuous basis. Capital Brokerage Corporation is located at 3001 Summer Street, 2nd Floor, Stamford, Connecticut 06905.



                      Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the NASD.



                      Capital Brokerage Corporation offers the Policies through registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program.



                      Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.



                      Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer (Terra Securities Corporation) and unaffiliated broker-dealers to sell the Policies. The registered representatives of these selling firms are registered with the NASD and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.





                      We pay compensation to Capital Brokerage Corporation for promotion and sales of the Policies by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. In the first Policy year, the maximum commission we may pay is 115% of the first year target premium (based on age, gender, Specified Amount, risk class and other factors). In renewal years, the maximum commission we may pay is 11% of premium paid. We may pay a trail commission up to an annual rate of 0.25% of Account Value, less any Policy Debt for all Policy years, after the first Policy year.



                      The maximum commission consists of two
                      parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the Policies), and commissions paid to the affiliated and


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




                      unaffiliated brokerage firm for whom the registered representative that sold your Policy is employed ("selling firms"). Wholesalers with Capital Brokerage Corporation receive a maximum commission of 5% of the first year target premium and a trail commission of up to an annual rate of 0% of Account Value, less any Policy Debt for all Policy years, after the first Policy Year. In renewal years, wholesalers may also receive a maximum commission of .5% of premium paid.



                      After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 81% of the first year target premium and a trail commission up to an annual rate of 0.25% of Account Value, less any Policy Debt for all Policy years, after the first Policy year is paid to the selling firm. In renewal years, we will pay to selling firms from the maximum commission listed above a maximum of 3% of premium paid. The exact amount of commission paid to the registered representative who sold you your Policy is determined by the brokerage firm for whom the representative is employed.





                      The commissions listed above are maximum commissions paid, and therefore such commissions stated above reflect situations where we pay a higher commission for a short period of time for a special promotion.





                      All selling firms receive commissions as described above based on the sale and receipt of premium on the Policy. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid on the sale of a Policy is 34% of premium received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, (as well as receive payments from selling firms) for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the Policy. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.





                      Commissions paid on the Policies, including other incentives and payments, are not charged directly to you or to your Account Value, but indirectly through fees and charges imposed under the Policies.

                      All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the Policy do not vary because of such payments to or from such selling firms. Life insurance policies, such as this Policy, may have varied expenses, but such expenses are based on the underwriting criteria listed in the Policy and in this prospectus. Such factors include, but are not limited to: age, gender, the requested Specified Amount and the risk class of the Insured(s).





                      Even though your Policy costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect to which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the Policies.





                      During 2004 and 2003,      and $45,737, respectively were
                      paid to Capital Brokerage Corporation for the sale of the Policies in the Separate Account and on any new premium received. In 2002, no sales commissions were paid to CBC for the sale of Policies. In 2004, 2003 and 2002, no underwriting commissions were paid to Capital Brokerage Corporation.




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Other Policy Information

OPTIONAL              The Policy currently offers the following five Optional
PAYMENT PLANS         Payment Plans, free of charge, as alternatives to the
                      payment of a Death Benefit or Surrender Value in a lump sum (see "Requesting Payments" provision of this prospectus):

                         . Income for a Fixed Period;

                         . Life Income;

                         . Income of a Definite Amount;

                         . Interest Income; and

                         . Joint Life and Last Survivor Income.

                      These options are described in the Statement of Additional Information.

                      You may select an Optional Payment Plan in your application or by writing our Variable Life Service Center. We will transfer any amount left with us for payment under an Optional Payment Plan to our General Account. Payments under an Optional Payment Plan will not vary with the investment performance of the Separate Account because they are forms of fixed-benefit annuities. See the "Tax Treatment of Policies" provision of this prospectus. Even if the Death Benefit under the Policy is excludible from income, payments under Optional Payment Plans may not be excludible in full. This is because earnings on the Death Benefit after the Insured's (or last Insured's) death are taxable and payments under the Optional Payment Plans generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under the Optional Payment Plans. Amounts allocated to an Optional Payment Plan will earn interest at 3% compounded annually. Certain conditions and restrictions apply to payments received under an Optional Payment Plan. For further information, please review your Policy or contact one of our authorized agents.

DIVIDENDS             The Policy is non-participating. We will not pay
                      dividends on the Policy.

INCONTESTABILITY      The limitations on our right to contest the Policy are
                      described in the Statement of Additional Information.

SUICIDE               Our obligations in the event an Insured commits suicide
EXCLUSION             are described in the Statement of Additional Information.

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





MISSTATEMENT OF       We will adjust the Death Benefit proceeds if you misstate
AGE OR GENDER         an Insured's age or gender in your application.


WRITTEN NOTICE        You should send any written notice to us at our Variable
                      Life Service Center at the address listed on page 1 of this prospectus. The notice should include the Policy number and the full name of the Insured for a single life
                      Policy or each Insured for a joint and last survivor
                      Policy. We will send any notice to the address shown in the application unless an appropriate address change form has been filed with us.


TRUST If you name a trust as the owner or beneficiary of the Policy and the trustee subsequently exercises ownership rights or claims benefits thereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of Policy benefits to the trustee will release us from all obligations under the Policy to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.


OTHER CHANGES         At any time, we may make such changes in the Policy as
                      are necessary:

                         . to assure compliance at all times with the
                           definition of life insurance prescribed by the Code;

                         . to make the Policy, our operations, or the operation
                           of the Separate Account conform with any law or regulation issued by any government agency to which they are subject; or

                         . to reflect a change in the operation of the Separate
                           Account, if allowed by the Policy and applicable regulations.

                      Only the President or a Vice President of the Company has the right to change the Policy. No financial representative appointed as our agent has the authority to change the Policy or waive any of its terms. The President or a Vice President of the Company must sign all endorsements, amendments, or riders to be valid.

REPORTS We maintain records and accounts of all transactions involving the Policy, the Separate Account, the Guarantee Account and Policy Debt. Within 30 days after each Policy anniversary, we will send you a report showing information about your Policy. The report will show:

                         . the Specified Amount;

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




                         . the Account Value;

                         . the value in each Investment Option;

                         . the Surrender Value;

                         . the Policy Debt; and

                         . the premiums paid and charges made during the Policy
                           year.

                      We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, when you pay premiums, if you take out a Policy loan, make transfers or take partial surrenders, you will receive a written confirmation of these transactions.

SUPPLEMENTAL          There are several supplemental benefits that may be added
BENEFITS              to a single life Policy, as well as a joint and last
                      survivor Policy. These benefits may not be available in all markets.

                      All riders are available at the time the Policy is issued or any time thereafter except the Four Year Term Rider which is only available at issue. Riders may be canceled at any time by notifying us in writing at our Variable Life Service Center.

                      We will deduct monthly charges from your Account Value as part of the monthly deduction for the benefits described below except for the Policy Split Option Rider, for which there is no charge. See the "Charges and Deductions -- Monthly Deduction" provision of this prospectus.


                      Additional rules and limits apply to these supplemental benefits. Please ask your financial representative for further information and individual illustrations or contact our Variable Life Service Center.



RIDERS AVAILABLE      Accidental Death Benefit Rider.  This rider provides an
ON SINGLE LIFE        additional Death Benefit should the Insured's death occur
POLICIES ONLY:        as a result of an accident (as defined by the rider).
                      Amounts provided by this benefit are in addition to the Specified Amount of the base Policy. The Specified Amount of the rider can be from $5,000 to $200,000, but may not exceed the Specified Amount of the base Policy. The maximum monthly charge is $0.19 per $1,000 of Specified
                      Amount but ends at Attained Age 70 when this rider expires.


                      Waiver of Monthly Deduction Rider. In the event of total disability, this rider provides premium payments for the Policy. The rider is available for issue ages 15-60 (rating restrictions may apply). The amount of premium benefit equals the maximum monthly deduction required to keep the Policy in force. Coverage under this rider ends on the

                      Policy anniversary nearest the Insured's 65th birthday unless the Insured has been continuously disabled for the previous five years. The maximum cost of the rider is 38.24% of the total monthly cost of insurance charges, including rider cost of insurance.


RIDERS AVAILABLE      Four Year Term Rider.  This rider provides term insurance
ON JOINT AND LAST     coverage on the Insured that dies last. The four year
SURVIVOR LIFE         term rider will use the same current and guaranteed cost
POLICIES ONLY         of insurance rates that are used on the base Policy.

                      Policy Split Option Rider. This rider allows the owner to split a Policy into two individual Policies in the event of a divorce or a substantial change in estate tax law. The maximum Death Benefit available on either Insured is equal to one-half of the base Policy Specified Amount. There is no charge for this rider, but evidence of insurability is required when the split is requested.



USING THE             You can assign the Policy as collateral security. You
POLICY AS             must notify us in writing on the appropriate form if you
COLLATERAL            assign the Policy. Any payments we make before we receive
                      notice of the assignment will not be affected. We are not responsible for the validity of an assignment. An assignment may affect your rights and the rights of the beneficiary(ies).



REINSURANCE           We may reinsure a portion of the risks assumed under the
                      policies.


LEGAL                 We, like other insurance companies, are involved in
PROCEEDINGS           lawsuits, including class action lawsuits. In some class
                      action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although we cannot predict the outcome of any litigation with certainty, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material impact on us or the Separate Account.

                      Capital Brokerage Corporation, the principal underwriter, is not engaged in any litigation of any material nature.

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


Financial Statements

                      We have included the financial statements of the Company and the financial statements of the Separate Account in the Statement of Additional Information. You should distinguish the financial statements of the Company from the financial statements of the Separate Account. Please consider the financial statements of the Company only as bearing on our ability to meet our obligations under the Policies. You should not consider the financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

Definitions

                      The following terms are used throughout the prospectus:

                      Account Value -- The total amount of assets allocated to each Subaccount and assets in the General Account.




                      Attained Age -- The Insured's age on the Policy Date plus the number of full years since the Policy Date.


                      Base Specified Amount -- A designated portion of the Specified Amount of insurance coverage that you elect on the application.



                      Code -- The Internal Revenue Code of 1986, as amended.

                      Company -- GE Capital Life Assurance Company of New York.

                      Continuation Amount -- A cumulative amount set forth on the Policy data pages for each month of the Continuation Period representing the minimum Net Total Premium required to keep the Policy in force during the Continuation Period.


                      Continuation Period -- The number of Policy years during which the Policy will not lapse if the Net Total Premium is at least equal to the Continuation Amount for the number of Policy months that the Policy has been in force.


                      Death Benefit -- The amount determined under the death benefit option in effect as of the date of death of the Insured under a single life Policy or the last surviving Insured under a joint and last survivor Policy.



                      Fund -- Any open-end management investment company or unit investment trust in which the Separate Account invests.

                      General Account -- Assets of the Company other than those allocated to the Separate Account or any of our other separate accounts.

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




                      Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. This account is not part of and does not depend on the investment performance of the Separate Account.

                      Insured -- The person(s) upon whose life is insured under the Policy.

                      Investment Options -- The Guarantee Account and the Subaccounts.

                      Modified Base Specified Amount -- A designated portion of the Specified Amount of insurance coverage that you elect on the application.

                      Monthly Anniversary Date -- The same date in each month as the Policy Date.

                      Net Premium -- The portion of each premium you allocate to one or more Investment Options. It is equal to the premium paid times the Net Premium Factor.

                      Net Premium Factor -- The factor we use in determining the Net Premium which reflects a deduction from each premium paid.

                      Net Total Premium -- On any date, Net Total Premium equals the total of all premiums paid to that date minus
                      (a) divided by (b), where:

                        (a) is any outstanding Policy Debt, plus the sum of any
                            partial surrenders to date; and

                        (b) is the Net Premium Factor.


                      Optional Payment Plan -- A plan under which any part of Death Benefit proceeds or Surrender Value proceeds can be used to provide a series of periodic payments to you or your beneficiary(ies).




                      Planned Periodic Premium -- A level premium amount scheduled for payment at fixed intervals over a specified period of time.

                      Policy -- The Policy and application(s), including any riders, and endorsements.

                      Policy Date -- The date as of which we issue the Policy and the date as of which the Policy becomes effective. We measure Policy years and anniversaries from the Policy Date. The Policy Date is shown on the Policy data pages. If the Policy Date would otherwise fall on the 29th, 30th, or 31st day of a month, the Policy Date will be the 28th.

                      Policy Debt -- The amount of outstanding loans plus any accrued interest. Policy Debt is deducted from proceeds payable at the death of the Insured under a single life Policy and the last surviving insured under a joint and last survivor Policy or at the time of surrender.



                      Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objectives.

                      Separate Account -- GE Capital Life Separate Account III, a segregated asset account of the Company to which you allocate Net Premiums.

                      Specified Amount -- An amount we use in determining insurance coverage. The Specified Amount is equal to the Base Specified Amount plus the Modified Base Specified Amount, if any.

                      Subaccounts -- A subdivision of the Separate Account, the assets of which are invested exclusively in a corresponding Portfolio of a Fund. A Subaccount may also be referred to as an Investment Subdivision in the Policy and/or marketing materials.

                      Surrender Value -- The amount we pay you when you surrender the Policy. It is equal to your Account Value minus any Policy Debt and minus any applicable surrender charge.

                      Unit Value -- A unit of measure we use to calculate the assets for each Subaccount.

                      Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading except for days that the Subaccount's corresponding Portfolio does not value its shares.

                      Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.


                      Variable Life Service Center -- The office to which all written and telephone inquiries concerning the Policy or the Portfolios should be made: 3100 Albert Lankford Drive, Lynchburg, Virginia 24501, 1-800-313-5282.

                      The Statement of Additional Information includes additional information about GE Capital Life Separate Account III. We filed the Statement of Additional Information with the SEC. The Statement of Additional Information is incorporated by reference in this prospectus and it is legally a part of the prospectus.

                      For general information or to obtain free copies of:

                         . the Policy prospectus or the Portfolio prospectuses;

                         . the Statement of Additional Information;

                         . a personalized illustration of Death Benefits and
                           Surrender Values; or

                         . any required forms,


Call:     1-800-313-5282

Or write: GE Capital Life Assurance Company of New York
          Variable Life Service Center
          3100 Albert Lankford Drive
          Lynchburg, Virginia 24501

Or        contact your financial representative.


                      Information about the Policy also is available at www.gefinancialservice.com.

                      Information about GE Capital Life Separate Account III, including the Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about GE Capital Life Separate Account III are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, N.W., Washington, DC 20549-0102.

                      Investment Company Act File No. 811-09861.

                    Statement of Additional Information For
                  Flexible Premium Single Life and Joint and
                Last Survivor Variable Life Insurance Policies

                              Single Life Policy
                               Form NY1260 7/01
                      Joint and Last Survivor Life Policy
                               Form NY1261 7/01

                                  Issued by:
                 GE Capital Life Assurance Company of New York
                     GE Capital Life Separate Account III
                         622 Third Avenue, 33rd Floor
                           New York, New York 10017

                         Variable Life Service Center:

                          3100 Albert Lankford Drive


                           Lynchburg, Virginia 24501

                       Telephone Number: 1-800-313-5282

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated April 29, 2005, for the Flexible Premium Single Life and Joint and Last Survivor Variable Life Insurance Policies issued by GE Capital Life Assurance Company of New York through its GE Capital Life Separate Account III.


For a free copy of the prospectus:


Call:     1-800-313-5282

Or write: GE Capital Life Assurance Company of New York
          Variable Life Service Center
          3100 Albert Lankford Drive
          Lynchburg, Virginia 24501

Or visit: www.gefinancialservice.com

Or        contact your financial representative



The date of this Statement of Additional Information is April 29, 2005.

Table of Contents



 The Company................................................................

 The Separate Account.......................................................

 Additional Information About the Guarantee Account.........................

 Additional Information About the Cost of Insurance Charge..................

 Reduction of Charges for Group Sales.......................................

 Continuation Amount and Continuation Period................................

 Grace Period...............................................................

 Reinstatement..............................................................

 Determining the Death Benefit..............................................

 Unit Values................................................................

 Net Investment Factor......................................................

 Tax Status of the Policy...................................................

 Maturity Value.............................................................

 Special Rule for Certain Cash Distributions in the First 15 Policy Years...

 Loans......................................................................

 Loss of Interest Deduction Where Policies are Held By or For the Benefit of
   Corporations, Trust, Etc.................................................

 Changes and Exchanges......................................................

 Optional Payment Plans.....................................................

 Incontestability...........................................................

 Suicide Exclusion..........................................................

 Regulation of GE Capital Life Assurance Company of New York................

 Legal Matters..............................................................

 Experts....................................................................

 Actuarial Matters..........................................................

 Performance Information....................................................

 Financial Statements.......................................................

THE COMPANY           We are a stock life insurance company that was
                      incorporated in the State of New York on February 23, 1988 under the name First GNA Life Insurance Company of
                      New York. In February 1990, we were transferred to a wholly-owned subsidiary of Great Northern Insured Annuity
                      Corporation from GNA Life Insurance Company. In October
                      1993, we were the surviving entity in a merger with United Pacific Reliance Life Insurance Company of New
                      York and as a result became partially-owned by United
                      Pacific Life Insurance Company ("UPL"). UPL later changed its name to General Electric Capital Assurance Company
                      ("GECA"). On February 1, 1996, we changed our name to GE Capital Life Assurance Company of New York
                      ("GECLANY"). In January 1999, we became a wholly-owned subsidiary of GECA when Great Northern Insured Annuity
                      Corporation merged with and into GECA.

                      As a result of the IPO, at May 25, 2004 GECA is a wholly owned, indirect subsidiary of Genworth. Genworth is a publicly traded company that is majority owned by GE Financial Assurance. GE Financial Assurance Holdings, Inc. is a wholly owned, direct subsidiary of GEI, Inc., which in turn is a wholly owned direct subsidiary of GE Capital, which in turn is a wholly owned subsidiary of General Electric Capital Services, Inc., which in turn is a wholly owned direct subsidiary of GE.


                      Genworth is a publicly traded company that is majority owned by GE Financial Assurance. GE Financial Assurance is a wholly owned, direct subsidiary of GEI, Inc., which in turn is a wholly owned subsidiary of GE Capital, which in turn is a wholly owned subsidiary of General Electric Capital Services, Inc., which in turn is a wholly owned direct subsidiary of GE.



                      We are subject to regulation by the Department of Insurance of the State of New York. We file an annual Statement with the New York Commissioner of Insurance on or before March 1 of every year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Separate Account and assesses their adequacy, and a full examination of our operations is conducted by the Department of Insurance of the State of New York at least every five years.


THE SEPARATE          We established the GE Capital Life Separate Account III
ACCOUNT               as a separate investment account on March 20, 2000. The
                      Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940
                      (the "1940 Act") and meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC.

ADDITIONAL            Amounts in the Guarantee Account are held in, and are
INFORMATION           part of, our General Account. The General Account
ABOUT THE             consists of our assets other than those allocated to the
GUARANTEE             Separate Account and our other separate accounts. Subject
ACCOUNT               to statutory authority, we have sole discretion over the
                      investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

                      The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time. We determine the interest rates in our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of assets under the Policies. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. If you allocate assets to the Guarantee Account, such assets will earn interest monthly at an annual effective rate of at least 4%.

                      We reserve the right to impose restrictions on transfers involving the Guarantee Account. Such restrictions may include permitting transfers from an interest rate guarantee period only during the 30-day period immediately following the end of the guarantee period, limiting the amount of assets available for transfer at any one time to 25% of the allocations to the Guarantee Account plus accrued interest and prohibiting transfers to the Guarantee Account for the six month period following a transfer from the Guarantee Account.




ADDITIONAL            To determine your cost of insurance for a particular
INFORMATION           Policy month, we multiply your net amount at risk by the
ABOUT THE COST        applicable cost of insurance rate. We determine your net
OF INSURANCE          amount at risk by the following formula:
CHARGE


                    Death Benefit Proceeds -  Account Value
                    -----------------------
                          1.0032737


                      If Death Benefit Option A or Death Benefit Option B is in effect, and the Specified Amount has increased, we first consider the Account Value part of the initial Specified Amount. If the Account Value is more than the initial Specified Amount, we will allocate that Account Value to the increases in Specified Amount in the order of such increases. If Death Benefit Option C is in effect, and the Specified Amount has increased, we first consider Account Value part of the initial Specified Amount. If the Account Value is more than the initial Specified Amount plus premium payments, we will allocate that Account Value to the increases in Specified Amount.

REDUCTION OF          We may reduce charges and/or deductions for sales of the
CHARGES FOR           Policies to a trustee, employer or similar entity
GROUP SALES           representing a group or to members of the group where
                      such sales result in savings of sales or administrative expenses. We will base these discounts on the following:


                        (1) The size of the group.  Generally, the sales
                            expenses for each individual owner for a larger group are less than for a smaller group because more Policies can be implemented with fewer sales contacts and less administrative cost.


                        (2) The total amount of premium payments to be received
                            from a group. The number of Policy sales and other expenses are generally proportionately less on larger premium payments than on smaller ones.

                        (3) The purpose for which the Policies are
                            purchased. Certain types of plans are likely to be more stable than others. Such stability reduces the number of sales contacts and administrative and other services required, reduces sales administration and results in fewer Policy terminations. As a result, our sales and other expenses are reduced.

                        (4) The nature of the group for which the Policies are
                            purchased. Certain types of employee and professional groups are more likely to continue Policy participation for longer periods than are other groups with more mobile membership. If fewer Policies are terminated in a given group, our sales and other expenses are reduced. Likewise, we may realize reduced sales and other expenses for sales to groups that are affiliated with us or with whom we transact business, such as our own employees, the employees of our affiliated companies, the employees of broker/dealers with whom we have selling agreements and the employees of our other business partners, including family members of such employees.

                        (5) Other circumstances.  There may be other
                            circumstances of which we are not presently aware, which could result in reduced sales expenses.

                      If, after we consider the factors listed above, we determine that a group purchase would result in reduced sales expenses, we may reduce the charges and/or deductions for each group. Reductions in these charges and/or deductions will not be unfairly discriminatory against any person, including the affected owners and all other owners of policies funded by the Separate Account.


                      Any such reduction in charges and/or deductions will be consistent with the standards we use in determining the reduction in charges and/or deductions for other group arrangements.

CONTINUATION          On any Monthly Anniversary Date during the Continuation
AMOUNT AND            Period, if the Surrender Value of the Policy is not
CONTINUATION          sufficient to cover the monthly deduction, the Policy
PERIOD                will remain in effect if the Net Total Premium is at
                      least equal to the Continuation Amount.

                      At the end of the Continuation Period, you may have to pay an additional premium to keep the Policy in effect.

                      An increase in Specified Amount will increase the Continuation Amount. A decrease in Specified Amount will reduce the Continuation Amount. Any termination and subsequent reinstatement of the Policy will reduce the Continuation Amount. We will send you a supplemental Policy data page reflecting any adjusted amounts. The Continuation Period will be as though the Policy had been in effect continuously from its original Policy Date.

GRACE PERIOD          On any Monthly Anniversary Date during the Continuation
                      Period, you must pay a premium sufficient to keep the Policy in effect or coverage will terminate, if:

                        (1) the Surrender Value is not sufficient to cover the
                            monthly deduction; and

                        (2) the Net Total Premium is less than the Continuation
                            Amount.

                      The amount of the sufficient premium will equal the lesser of (1) and (2), where:

                        (1) equals the monthly deduction due minus the
                            Surrender Value, and that result divided by the Net Premium Factor; and

                        (2) equals the Continuation Amount minus the Net Total
                            Premium.

                      All amounts in (1) and (2) above are as of the Monthly Anniversary Date at the beginning of the grace period.

                      On any Monthly Anniversary Date after the Continuation Period, if the Surrender Value is not sufficient to cover the monthly deduction, you must pay a premium sufficient to keep the Policy in effect or coverage will terminate. In this case, the amount of the sufficient premium will equal the monthly deduction due minus the Surrender Value, and that result is then divided by the Net Premium Factor. As used in this paragraph, the monthly deduction due and the Surrender Value are both as of the Monthly Anniversary Date at the beginning of the grace period.


                      In either case, we will mail you written notice of the sufficient premium. This notice will be sent to your last known address. You have a 61 day grace period from the date we mail the notice to pay the sufficient premium.



                      Coverage continues during the 61-day grace period. If the sufficient premium is not paid by the end of the grace period, the Policy will terminate without value. If the death of the Insured occurs during the grace period, Death Benefit proceeds will be reduced by the amount of the sufficient premium that would have been required to keep the Policy in effect.


REINSTATEMENT         You may reinstate this Policy within three years of the
                      end of the grace period if:

                        (1) you submit an application for reinstatement;

                        (2) you provide required evidence of insurability
                            satisfactory to us to determine the guaranteed maximum cost of insurance rate;

                        (3) the Policy has not been surrendered for cash; and

                        (4) you pay the premium as described below.

                      The Policy will be reinstated as of the date we approve the reinstatement. The surrender charge and the Continuation Period will be as though the Policy had been in effect continuously from its original Policy Date.

                      On the date of reinstatement, the Account Value will be allocated to the Investment Option specified by you. Unless you tell us otherwise, these allocations will be made in the same manner that Net Premiums are allocated.

                      If the Policy terminates and is reinstated before the end of the Continuation Period, you will have to pay a premium equal to (1) minus (2) minus (3) plus (4), where:

                        (1) is the Continuation Amount as of the date of
                            reinstatement;

                        (2) is the sum of the monthly deductions that would
                            have been made during the period between termination and reinstatement, divided by the Net Premium Factor;

                        (3) is the Net Total Premium on the date of
                            termination; and


                        (4) is an amount sufficient to keep the Policy in
                            effect for two Policy months after the date of reinstatement.


                      On the date of reinstatement, the Account Value will equal (1) plus (2) minus (3), where:

                        (1) is the Account Value on the first day of the grace
                            period;

                        (2) is the premium paid to reinstate multiplied by the
                            Net Premium Factor; and

                        (3) is the monthly deduction for the month following
                            the date of reinstatement.

                      If the Policy terminates before the end of the Continuation Period, and is reinstated after the end of the Continuation Period, you will have to pay a premium which, after multiplying it by the Net Premium Factor, equals (1) plus (2) minus (3), where:

                        (1) is the surrender charge on the date of termination;

                        (2) is an amount equal to the monthly deduction for two
                            months after the date of reinstatement; and

                        (3) is the Account Value on the date of termination.

                      On the date of reinstatement, the Account Value will equal (1) plus (2) plus (3), where:

                        (1) is the surrender charge in effect on the date of
                            reinstatement;

                        (2) is an amount equal to the monthly deduction for the
                            two months after the date of reinstatement, minus the monthly deduction for the month following the date of reinstatement; and

                        (3) is any premium paid in excess of the required
                            reinstatement premium, multiplied by the Net
                            Premium Factor.

                      If the Policy terminates after the end of the Continuation Period and is reinstated, you will have to pay the amount of premium necessary to keep the Policy in effect for at least two months.

                      On the date of reinstatement, the Account Value will equal (1) plus (2) minus (3), where:

                        (1) is the surrender charge in effect on the date of
                            reinstatement;

                        (2) is the premium paid to reinstate multiplied by the
                            Net Premium Factor; and

                        (3) is the monthly deduction for the month following
                            the date of reinstatement.

DETERMINING THE       In the application for original coverage, you must elect
DEATH BENEFIT         a method of compliance for the Policy to be treated as
                      life insurance under the Code. The election you make will be shown on the Policy data pages. Once elected, the method cannot be changed at any time.

                      There are two possible methods of compliance:

                        (a) the Cash Value Accumulation Test, as defined in
                            Section 7702(b); or

                        (b) the Guideline Premium Test, as defined in Section
                            7702(c).

                      Cash Value Accumulation Test:
                      If you elect the Cash Value Accumulation Test, you must also choose one of three Death Benefit options.


                      Under Death Benefit Option A for Attained Ages younger than 100, the Death Benefit is the greater of (1) and
                      (2), where:


                        (1) is the Specified Amount plus the Account Value; and

                        (2) is (a) divided by (b), where:

                            (a) is the Account Value minus the net single
                                premium for all riders selected, if any; and

                            (b) is the base Policy net single premium factor.


                      Under Death Benefit Option B for Attained Ages younger than 100, the Death Benefit is the greater of (1) and
                      (2), where:


                        (1) is the Specified Amount; and

                        (2) is (a) divided by (b), where:

                            (a) is the Account Value minus the net single
                                premium for all riders selected, if any; and

                            (b) is the base Policy net single premium factor.

                      Under Death Benefit Option C for Attained Ages younger than 100, the Death Benefit is the greater of (1) and
                      (2), where:


                        (1) is (a) plus (b) minus (c) minus (d), where:

                            (a) is the Specified Amount;

                            (b) is the sum of all premiums paid before Attained
                                Age 75;

                            (c) is the charges for additional benefits, other
                                than qualified additional benefits as specified in Code Section 7702(f)(5)(A); and

                            (d) is the sum of all partial surrenders taken; and

                        (2) is (a) divided by (b), where:

                            (a) is the Account Value minus the net single
                                premium for all riders selected, if any; and

                            (b) is the base Policy net single premium factor.


                      Under Death Benefit Options A, B and C for Attained Ages 100 and older, the Death Benefit is the Account Value multiplied by 101%.


                      The Table of Net Single Premiums and Factors is shown on the Policy data pages. These values are based on the Insured's gender, risk class, riders selected, and his or her Attained Age on the date of death.

                      Guideline Premium Test
                      If you elected the Guideline Premium Test, you must also choose one of three Death Benefit options.


                      Under Death Benefit Option A for Attained Ages younger than 100, the Death Benefit is the greater of (1) and
                      (2), where:


                        (1) is the Specified Amount plus the Account Value; and

                        (2) is the Account Value multiplied by the corridor
                            percentage (see table on the following page).


                      Under Death Benefit Option B for Attained Ages younger than 100, the Death Benefit is the greater of (1) and
                      (2), where:


                        (1) is the Specified Amount; and

                        (2) is the Account Value multiplied by the corridor
                            percentage (see table on the following page).

                      Under Death Benefit Option C for Attained Ages younger than 100, the Death Benefit is the greater of (1) and
                      (2), where:


                        (1) is (a) plus (b) minus (c) minus (d), where:

                            (a) is the Specified Amount;

                            (b) is the sum of all premiums paid before Attained
                                Age 75;

                            (c) is the charges for additional benefits, other
                                than qualified additional benefits as specified in Section 7702(f)(5)(A); and

                            (d) is the sum of all partial surrenders taken; and

                        (2) is the Account Value multiplied by the corridor
                            percentage (see table on the following page).


                      Under Death Benefit Options A, B and C for Attained Ages 100 and older, the Death Benefit is the Account Value multiplied by 101%.


                      The corridor percentage depends on the Attained Age of the Insured on the date of death.

                  Attained     Corridor   Attained    Corridor
                    Age       Percentage    Age      Percentage
                -----------------------------------------------
                40 or younger    250%        61         128%
                     41          243%        62         126%
                     42          236%        63         124%
                     43          229%        64         122%
                     44          222%        65         120%
                     45          215%        66         119%
                     46          209%        67         118%
                     47          203%        68         117%
                     48          197%        69         116%
                     49          191%        70         115%
                     50          185%        71         113%
                     51          178%        72         111%
                     52          171%        73         109%
                     53          164%        74         107%
                     54          157%       75-90       105%
                     55          150%        91         104%
                     56          146%        92         103%
                     57          142%        93         102%
                     58          138%    94 or older    101%
                     59          134%
                     60          130%
                -----------------------------------------------

                      The Specified Amount and Account Value used in calculating the Death Benefit are amounts in effect on the date of death. In no event will the Death Benefit be less than the amount required to keep the Policy qualified as life insurance.


UNIT VALUES           We will purchase shares of the Portfolios at net asset
                      value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate
                      Portfolios at net asset value to pay surrender/partial surrender proceeds or for other purposes described in the Policy. We automatically reinvest all dividends and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay
                      Portfolio dividends or Portfolio distributions to owners as additional units, but instead reflect them in unit values.



                      We arbitrarily set the Unit Value for each Subaccount at $10 when we establish the Subaccount. After that, a Subaccount's Unit Value varies to reflect the investment experience of the Portfolio in which the Subaccount invests, and may increase or decrease from one Valuation Day to the next. We determine Unit Value, after a Subaccount's operations begin, by multiplying the net investment factor (described below) for that Valuation Period by the unit value for the immediately preceding Valuation Period.


NET INVESTMENT        The net investment factor for a Valuation Period is (1)
FACTOR                divided by (2), where:

                        (1) is the result of:

                            (a) the value of the assets at the end of the
                                preceding Valuation Period; plus

                            (b) the investment income and capital gains,
                                realized or unrealized, credited to those assets at the end of the Valuation Period for which the net investment factor is being determined; minus

                            (c) the capital losses, realized or unrealized,
                                charged against those assets during the
                                Valuation Period; minus

                            (d) any amount charged against the Separate Account
                                for taxes, or any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Separate Account; and

                        (2) is the value of the assets in the Subaccount at the
                            end of the preceding Valuation Period.

TAX STATUS OF         For Policies designed to comply with the tax law's
THE POLICY            Guideline Premium Test, favorable tax treatment will
                      apply to your Policy only if the premiums paid for your Policy do not exceed a limit established by the tax law.
                      An increase or decrease in the Policy's Specified Amount may change this premium limit. Also, a Minimum Death
                      Benefit requirement must be satisfied. Due to the coverage of more than one Insured under the joint and survivor Policy, there is some uncertainty about how the tax law's limit on premiums should be calculated. As a result, it is possible that a joint and last survivor
                      Policy may exceed the applicable limits particularly if you pay the full amount of premiums permitted under the Policy. We may need to return a portion of your premiums, with earnings thereon, and impose higher cost of insurance charges (not exceeding those guaranteed) in the future. We will monitor the premiums paid for your Policy to keep them within the tax law's limit.

                      For Policies designed to comply with the tax law's Cash Value Accumulation Test, the Policy's terms define a minimum Death Benefit that is different than that imposed by the Guideline Premium Test. There is also uncertainty regarding the application of this test to the joint and last survivor Policy, and it is possible that a joint and last survivor Policy could fail to satisfy the Cash Value Accumulation Test. As necessary to ensure compliance, we may need to amend this Policy, e.g., to generally provide higher Death Benefit factors.

MATURITY VALUE        In a few states, a maturity value will be paid. Maturity
                      proceeds will be taxable to the extent the amount received plus Policy Debt exceeds the "investment in the contract." You will be taxed on these amounts at ordinary income tax rates, not at lower capital gains tax rates.
                      Your "investment in the contract" generally equals the total of the premiums paid for your Policy plus the amount of any loan that was includible in your income, reduced by any amounts you previously received from the Policy that you did not include in your income.

SPECIAL RULE FOR      During the first 15 years after your Policy is issued, if
CERTAIN CASH          we distribute cash to you and reduce the Death Benefit
DISTRIBUTIONS IN      Proceeds (e.g., by decreasing the Policy's Specified
THE FIRST 15 POLICY   Amount), you may be required to pay tax on all or part of
YEARS                 the cash payment, even if it is less than your
                      "investment in the contract." This also may occur if we distribute cash to you up to two years before the proceeds are reduced, or if the cash payment is made in anticipation of the reduction. However, you will not be required to pay tax on more than the amount by which your Account Value exceeds your "investment in the contract."

LOANS If your Policy terminates (by a full surrender or by a lapse) while the Insured (or last surviving Insured for joint and last survivor Policies) is alive, you will be taxed on the amount (if any) by which the Policy Debt plus any amount received due to partial surrenders exceeds your investment in the Policy.

                      Generally, interest paid on Policy Debt or other indebtedness related to the Policy will not be tax deductible, except in the case of certain indebtedness under a Policy covering a "key person." A tax advisor should be consulted before taking any Policy loan.


LOSS OF INTEREST      If an entity (such as a corporation or a trust, not an
DEDUCTION WHERE       individual) purchases a Policy or is the beneficiary(ies)
POLICIES ARE HELD     of a Policy issued after June 8, 1997, a portion of the
BY OR FOR THE         interest on indebtedness unrelated to the Policy may not
BENEFIT OF            be deductible by the entity. However, this rule does not
CORPORATIONS,         apply to a Policy owned by an entity engaged in a trade
TRUSTS, ETC           or business which covers the life of an individual who is:


                         .  a 20% owner of the entity; or

                         . an officer, director, or employee of the trade or business, at the time first covered by the Policy.


                      This rule also does not apply to a Policy owned by an entity engaged in a trade or business which covers the joint lives of an owner who is a 20% owner of the entity and the owner's spouse at the time first covered by the Policy. Entities that are considering purchasing the Policy, or that will be a beneficiary(ies) under a Policy, should consult a tax adviser.



CHANGES AND           The right to change owners and changes reducing future
EXCHANGES             amounts of Death Benefit proceeds may have tax
                      consequences depending upon the circumstances of each change. The exchange of one life insurance policy for another life insurance policy generally is not taxed
                      (unless cash is distributed or a loan is reduced or forgiven). However, in the case of the Policy when issued as a joint and last survivor Policy, the other life insurance policy involved in the exchange generally must also cover the same two Insureds. The exercise of the option to split the joint and last survivor version of the Policy into two separate life insurance policies may result in the taxation of the Policy as if there were a full surrender.

OPTIONAL              The Policy currently offers the following five Optional
PAYMENT PLANS         Payment Plans, free of charge, as alternatives to the
                      payment of a Death Benefit or Surrender Value in a lump sum (see "Requesting Payments" of the product prospectus):

                          Plan 1 -- Income For a Fixed Period. We will make equal periodic payments for a fixed period not longer than 30 years. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies before the end of the fixed period, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at a yearly rate of 3%. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided. Discounted means we will deduct the amount of interest each remaining payment would have included had it not been distributed early.

                          Plan 2 -- Life Income. We will make equal monthly payments for a guaranteed minimum period. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. If the payee dies before the end of the guaranteed period, we will discount the amount of remaining payments for the minimum period at the same interest rate used to calculate the monthly income. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

                          Plan 3 -- Income of a Definite Amount. We will make equal periodic payments of a definite amount. Payments can be annual, semi-annual, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in one sum to the payee's estate unless otherwise provided.

                          Plan 4 -- Interest Income. We will make periodic payments of interest earned from the proceeds left with us. Payments can be annual, semi-annual, quarterly or monthly and will begin at the end of the first period chosen. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one sum to the payee's estate unless otherwise provided.

                          Plan 5 -- Joint Life and Last Survivor Income. We will make equal monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same interest rate used to calculate the monthly income. We will pay the discounted amount in one sum to the last survivor's estate unless otherwise provided.

                      You may select an Optional Payment Plan in your application or by writing our Variable Life Service Center. We will transfer any amount left with us for payment under an Optional Payment Plan to our General Account. Payments under an Optional Payment Plan will not vary with the investment performance of the Separate Account because they are forms of fixed-benefit annuities. Amounts allocated to an Optional Payment Plan will be credited interest at 3% compounded annually. Certain conditions and restrictions apply to payments received under an Optional Payment Plan. For further information, please review your Policy or contact one of our authorized agents.


                      If Death Benefit proceeds under the Policy are paid under one of the Optional Payment Plans, the beneficiary(ies) will be taxed on a portion of each payment (at ordinary income tax rates). We will notify the beneficiary(ies) annually of the taxable amount of each payment. However, if the Death Benefit proceeds are held by us under Optional Payment Plan 4 (interest income), the beneficiary(ies) will be taxed on the interest income as it is credited.


INCONTESTABILITY      The Policy limits our right to contest the Policy as
                      issued, reinstated or as increased, except for material misstatements contained in the application or a supplemental application, after it has been in force for a minimum period during the Insured's lifetime under the single life Policy or the lifetimes of both Insureds under the joint and last survivor Policy. The minimum period is generally two years from the Policy Date, date of reinstatement or effective date of the increase. This provision does not apply to riders that provide disability benefits (subject to state exception).


SUICIDE               If the Insured under a single life Policy commits suicide
EXCLUSION             while sane or insane within two years of the Policy Date,
                      all coverage under the Policy will end, and we will pay the beneficiary(ies) an amount equal to all premiums paid, less outstanding Policy Debt and less amounts paid upon partial surrender of the Policy.



                      If the Insured under a single life Policy commits suicide while sane or insane more than two years after the Policy Date but within two years after the effective date of an increase in the Specified Amount, we will limit the amount payable with respect to that increase. The amount payable attributable to the increase will equal the monthly deductions for the increase. Such Death Benefit proceeds will be paid to the beneficiary(ies) under the same conditions as the initial Specified Amount.



                      If either Insured under a joint and last survivor Policy commits suicide while sane or insane within two years of the Policy Date, all coverage under the Policy will end, and we will pay the beneficiary(ies) an amount equal to all premiums paid, less outstanding Policy Debt and less amounts paid upon partial surrender of the Policy.

                      If the first Insured to die commits suicide while sane or insane more than two years after the Policy Date but within two years after the effective date of an increase in the Specified Amount, we will limit the amount payable with respect to that increase. The amount payable to the beneficiary(ies) attributable to the increase will equal the monthly deductions for the increase.



                      If the surviving Insured commits suicide while sane or insane more than two years after the Policy Date but within two years after the effective date of an increase in the Specified Amount, we will limit the proceeds payable with respect to that increase. The Death Benefit proceeds payable attributable to the increase will equal the additional premium payment required for the increase. Such Death Benefit proceeds will be paid to the beneficiary(ies) under the same conditions as the initial Specified Amount.


                      Please see your Policy for more details.



REGULATION OF         Besides Federal securities laws, we are subject to the
GE CAPITAL LIFE       New York insurance laws.
ASSURANCE OF
NEW YORK


LEGAL MATTERS         Advice on certain legal matters relating to federal
                      securities laws has been provided by Heather Harker, Vice
                      President and Associate General Counsel of the Company.



EXPERTS To be provided by subsequent post-effective amendment to the registration statement.




ACTUARIAL             Actuarial matters have been examined by Paul Haley, an
MATTERS               actuary of the Company, whose opinion we filed as an
                      exhibit to the registration statement.

PERFORMANCE           We demonstrate adjusted performance and unadjusted
INFORMATION           performance for the Portfolios available in the Separate
                      Account. The performance tables assume that the Insured is in the preferred, no-nicotine risk class and the tables assume that no loans are taken from the Policy. In addition, all illustrations will assume that all capital gains and dividends from the Portfolios are reinvested in the Portfolios.


                      The performance tables assume an initial Specified Amount of $250,000, increasing Death Benefit Option A, for a male age 45, paying an annual premium of $13,000 at Policy issue and at each Policy anniversary.

                      When available, we will provide the total returns for the periods of one, three, five and ten years. Adjusted performance will also include performance from the date the Portfolio was added to the Separate Account until the end of the stated period. Unadjusted performance will also include performance from the date the Portfolio was declared effective with the SEC until the end of the stated period.

                      Adjusted Performance assume the following current charges:

                         1) a mortality and expense risk charge at an annual
                            rate of 0.50% of assets in the Separate Account up to $100,000.00 and 0.10% of assets in the Separate Account on any assets in the Separate Account of $100,000.00 and over;

                         2) a monthly Policy charge of $5.00;

                         3) a premium charge of $650.00 (5% of $13,000); and

                         4) a surrender charge of $3,265.00, which is derived
                            by assuming that the owner surrendered his Policy during the first Policy year.

                      Unadjusted performance is calculated similarly to adjusted performance, except that unadjusted performance does not include the charges for the monthly Policy charge, the premium charge or the surrender charges. If such charges were included in the performance, the performance numbers would be lower.

                      We do not include charges for the cost of insurance, charges for any optional riders or any charges assessed for state premium taxes in either adjusted or unadjusted performance. If such charges were included in the hypothetical performance, the performance numbers would be lower.

                      Cost of insurance charges, as well as some of charges for the optional riders, vary based on individual circumstances. See your registered representative or contact our Variable Life Service Center for a personalized illustration showing all current and guaranteed charges based on hypothetical performance. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

FINANCIAL             You should distinguish the financial statements of the
STATEMENTS            Company included in this Statement of Additional
                      Information from the financial statements of the Separate
                      Account. Please consider the financial statements of the Company only as bearing on our ability to meet our obligations under the Policies. You should not consider the financial statements of the Company as affecting the investment performance of the assets held in the Separate
                      Account.




                      The Separate Account financial statements included in this Statement of Additional Information may include several Subaccounts that are not available to all Policies.

                          PART C:   OTHER INFORMATION

Item 27.  Exhibits

(a)(1)    Resolution of the Board of Directors of GE Capital Life Assurance Company of New York
          authorizing the establishment of GE Capital Life Separate Account III. Previously filed as
          Exhibit (1)(a) on March 21, 2000 with initial filing to the Registration Statement on Form S-6.
          Registration No. 333-32908.

(a)(2)    Resolution of the Board of Directors of GE Capital Life Assurance Company of New York
          authorizing the establishment of 43 Subaccounts of the GE Capital Life Separate Account III
          investing in shares of 43 portfolios. Previously filed as Exhibit (1)(b) on March 21, 2000 with initial filing to the Registration Statement on Form S-6. Registration No. 333-32908.

(a)(3)    Resolution of the Board of Directors of GE Capital Life Assurance Company of New York
          authorizing the establishment of 41 Subaccounts of the GE Capital Life Separate Account III
          investing in shares of 41 portfolios. Previously filed as Exhibit (1)(c) on March 21, 2000 with initial filing to the Registration Statement on Form S-6. Registration No. 333-32908.

(b)       Not Applicable.

(c)(1)    Underwriting Agreement between GE Capital Life Assurance Company of New York and
          Capital Brokerage Corporation. Previously filed as Exhibit (3)(a) on May 13, 1998 with Pre-
          Effective Amendment No. 1 to the Registration Statement on Form N-4 for GE Capital Life
          Separate Account II. Registration No. 333-39955.

(c)(2)    Broker-Dealer Sales Agreement between GE Capital Life Assurance Company of New York and
          Capital Brokerage Corporation. Previously filed as Exhibit (3)(b) on May 13, 1998 with Pre-
          Effective Amendment No. 1 to the Registration Statement on Form N-4 for GE Capital Life
          Separate Account II. Registration No. 333-39955.

(c)(3)    Commission Schedule between GE Capital Life Assurance Company of New York and Capital
          Brokerage Corporation. Previously filed as Exhibit (3)(c) on July 31, 2002 with Pre-Effective
          Amendment No. 1 to the Registration Statement on Form S-6 for GE Capital Life Separate
          Account III. Registration No. 333-32908.

(d)(1)    Policy Form Single Life, NY 1260 7/01. Previously filed as Exhibit 5(a) on May 15, 2002 with
          Initial Filing of Registration Statement on Form S-6 for GE Capital Life Separate Account III.
          Registration No. 333-88312.

(d)(2)    Policy Form Joint and Last Survivor Policy, NY 1261 7/01. Previously filed as Exhibit 5(a) on
          May 15, 2002 with Initial Filing of Registration Statement on Form S-6 for GE Capital Life
          Separate Account III. Registration No. 333-88312.

(d)(3)    Endorsements to the Policy:

(d)(3)(A) Accidental Death Benefit Rider. Previously filed as Exhibit 5(b) on March 21, 2000 with Initial
          Filing of Registration Statement on Form S-6 for GE Capital Life Separate Account III.
          Registration No. 333-32908.

(d)(3)(B) Waiver of Monthly Deduction Rider. Previously filed as Exhibit 5(b) on March 21, 2000 with
          Initial Filing of Registration Statement on Form S-6 for GE Capital Life Separate Account III.
          Registration No. 333-32908.

(d)(3)(C) Four Year Term Rider. Previously filed as Exhibit 5(b) on March 21, 2000 with Initial Filing of
          Registration Statement on Form S-6 for GE Capital Life Separate Account III. Registration No.
          333-32908.

(d)(3)(D) Policy Split Option Rider. Previously filed as Exhibit 5(b) on March 21, 2000 with Initial Filing of Registration Statement on Form S-6 for GE Capital Life Separate Account III. Registration
          No. 333-32908.


(e)    Application for Variable Life Policy. Previously filed as Exhibit 10 on May 15, 2002 with Initial
       Filing of Registration Statement on Form S-6 for GE Capital Life Separate Account III.
       Registration No. 333-88312.

(f)(1) Articles of Incorporation of GE Capital Life Assurance Company of New York. Previously filed as Exhibit 6(a) on September 10, 1997 with Initial Filing of Registration Statement on Form N-4 for GE Capital Life Separate Account II. Registration No. 333-39955.

(f)(2) By-Laws of GE Capital Life Assurance Company of New York. Previously filed as Exhibit 6(b)
       on September 10, 1997 with Initial Filing of Registration Statement on Form N-4 for GE Capital
       Life Separate Account II. Registration No. 333-39955.

(g)    Reinsurance Agreements. Not Applicable.

(h)(1) Participation Agreement among Federated Insurance Series and GE Capital Life Assurance
       Company of New York. Previously filed as Exhibit 8(a) on May 13, 1998 with Pre-Effective
       Amendment No. 1 to the Registration Statement on Form N-4 for GE Capital Life Separate
       Account II. Registration No. 333-39955.

(h)(2) Amendment to Participation Agreement among Federated Insurance Series and GE Capital Life
       Assurance Company of New York. Previously filed as Exhibit 8(a)(i) on July 31, 2000 with Pre-
       Effective Amendment No. 1 to the Registration Statement on Form S-6 for GE Capital Life
       Separate Account III. Registration No. 333-32908.

(h)(3) Participation Agreement among GE Investments Funds, Inc. and GE Capital Life Assurance
       Company of New York. Previously filed as Exhibit 8(b) on May 13, 1998 with Pre-Effective
       Amendment No. 1 to the Registration Statement on Form N-4 for GE Capital Life Separate
       Account II. Registration No. 333-39955.

(h)(4) Amendment to Participation Agreement among GE Investments Funds, Inc. and GE Capital Life
       Assurance Company of New York. Previously filed as Exhibit 8(b)(i) on July 31, 2000 with Pre-
       Effective Amendment No. 1 to the Registration Statement on Form S-6 for GE Capital Life
       Separate Account III. Registration No. 333-32908.

(h)(5) Participation Agreement among Janus Aspen Series and GE Capital Life Assurance Company of
       New York. Previously filed as Exhibit 8(c) on May 13, 1998 with Pre-Effective Amendment No.
       1 to the Registration Statement on Form N-4 for GE Capital Life Separate Account II.
       Registration No. 333-39955.

(h)(6) Amendment to Participation Agreement among Janus Aspen Series and GE Capital Life
       Assurance Company of New York. Previously filed as Exhibit 8(c)(i) on July 31, 2000 with Pre-
       Effective Amendment No. 1 to the Registration Statement on Form S-6 for GE Capital Life
       Separate Account III. Registration No. 333-32908.

(h)(7) Participation Agreement among Oppenheimer Variable Account Funds and GE Capital Life
       Assurance Company of New York. Previously filed as Exhibit 8(d) on May 13, 1998 with Pre-
       Effective Amendment No. 1 to the Registration Statement on Form N-4 for GE Capital Life
       Separate Account II. Registration No. 333-39955.

(h)(8) Amendment to Participation Agreement among Oppenheimer Variable Account Funds and GE
       Capital Life Assurance Company of New York. Previously filed as Exhibit 8(d)(i) on July 31,
       2000 with Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 for GE
       Capital Life Separate Account III. Registration No. 333-32908.

(h)(9) Participation Agreement among Fidelity Variable Insurance Products Fund and GE Capital Life
       Assurance Company of New York. Previously filed as Exhibit 8(e) on May 13, 1998 with Pre-
       Effective Amendment No. 1 to the Registration Statement on Form N-4 for GE Capital Life
       Separate Account II. Registration No. 333-39955.


(h)(10) Amendment to Participation Agreement among Fidelity Variable Insurance Products Fund and
        GE Capital Life Assurance Company of New York. Previously filed as Exhibit 8(e)(i) on
        July 31, 2000 with Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6
        for GE Capital Life Separate Account III. Registration No. 333-32908.

(h)(11) Participation Agreement among Fidelity Variable Insurance Products Fund II and GE Capital
        Life Assurance Company of New York. Previously filed as Exhibit 8(f) on May 13, 1998 with
        Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for GE Capital Life
        Separate Account II. Registration No. 333-39955.

(h)(12) Amendment to Participation Agreement among Fidelity Variable Insurance Products Fund II and
        GE Capital Life Assurance Company of New York. Previously filed as Exhibit 8(f)(i) on
        July 31, 2000 with Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6
        for GE Capital Life Separate Account III. Registration No. 333-32908.

(h)(13) Participation Agreement among Fidelity Variable Insurance Products Fund III and GE Capital
        Life Assurance Company of New York. Previously filed as Exhibit 8(g) on May 13, 1998 with
        Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for GE Capital Life
        Separate Account II. Registration No. 333-39955.

(h)(14) Amendment to Participation Agreement among Fidelity Variable Insurance Products Fund III and GE Capital Life Assurance Company of New York. Previously filed as Exhibit 8(g)(i) on
        July 31, 2000 with Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6
        for GE Capital Life Separate Account III. Registration No. 333-32908.

(h)(15) Participation Agreement among Dreyfus and GE Capital Life Assurance Company of New
        York. Previously filed as Exhibit 8(h) on August 15, 2002 with Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 for GE Capital Life Separate Account III.
        Registration No. 333-88312.

(h)(16) Participation Agreement among MFS Variable Insurance Trust and GE Capital Life Assurance
        Company of New York. Previously filed as Exhibit 8(i) on August 15, 2002 with Pre-Effective
        Amendment No. 1 to the Registration Statement on Form S-6 for GE Capital Life Separate
        Account III. Registration No. 333-88312.

(h)(17) Participation Agreement among Van Kampen Life Investment Trust and GE Capital Life
        Assurance Company of New York. Previously filed as Exhibit 8(j) on August 15, 2002 with Pre-
        Effective Amendment No. 1 to the Registration Statement on Form S-6 for GE Capital Life
        Separate Account III. Registration No. 333-88312.

(h)(18) Participation Agreement among PIMCO Variable Insurance Trust and GE Capital Life
        Assurance Company of New York. Previously filed as Exhibit 8(k) on August 15, 2002 with
        Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 for GE Capital Life
        Separate Account III. Registration No. 333-88312.

(h)(19) Participation Agreement among Rydex Variable Trust and GE Capital Life Assurance Company
        of New York. Previously filed as Exhibit 8(l) on August 15, 2002 with Pre-Effective
        Amendment No. 1 to the Registration Statement on Form S-6 for GE Capital Life Separate
        Account III. Registration No. 333-88312.

(h)(20) Participation Agreement between Greenwich Series Trust and GE Capital Life Assurance
        Company of New York. Previously filed on August 27, 2003 with Post-Effective Amendment
        No. 10 to Form N-4 for GE Capital Life Separate Account II. Registration No. 333-47016.

(h)(21) Participation Agreement between Eaton Vance Variable Trust and GE Capital Life Assurance
        Company of New York. Previously filed with Post-Effective Amendment No. 5 to Form N-6 for
        GE Capital Life Separate Account III. Registration No. 333-88312.

(h)(22) Participation Agreement between Nations Separate Account Trust and GE Capital Life
        Assurance Company of New York. Previously filed with Post-Effective Amendment No. 5 to
        Form N-6 for GE Capital Life Separate Account III. Registration No. 333-88312.

(h)(23) Participation Agreement between the Prudential Series Fund, Inc. and GE Capital Life
        Assurance Company of New York. Previously filed with Post-Effective Amendment No. 5 to
        Form N-6 for GE Capital Life Separate Account III. Registration No. 333-88312.

(h)(24) Participation Agreement between Van Kampen Life Investment Trust and GE Capital Life
        Assurance Company of New York. Previously filed with Post-Effective Amendment No. 5 to
        Form N-6 for GE Capital Life Separate Account III. Registration No. 333-88312.

(h)(25) Participation Agreement between A I M Variable Insurance Funds and GE Capital Life
        Assurance Company of New York. Previously filed on May 1, 2002 with Post-Effective
        Amendment 5 to Form N-4 for GE Capital Life Separate Account II. Registration No.
        333-47016.

(h)(26) Participation Agreement between AllianceBernstein Variable Products Series Fund, Inc. and GE
        Capital Life Assurance Company of New York. Previously filed on May 1, 2002 with Post-
        Effective Amendment 5 to Form N-4 for GE Capital Life Separate Account II. Registration
        No. 333-47016.

(h)(27) Participation Agreement between Merrill Lynch Variable Series Funds, Inc between GE Capital
        Life Assurance Company of New York. Previously filed on April 26, 2004 with Post-Effective
        Amendment No. 5 and to Form N-6 for GE Capital Life Separate Account III, SEC File No.
        333-88312.

(h)(28) Participation Agreement between Salomon Brothers Variable Series Fund Inc between GE
        Capital Life Assurance Company of New York. Previously filed September 29, 2000 with initial filing to Form N-4 for GE Capital Life Separate Account II. Registration No. 333-47016.

(h)(29) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Capital Life
        Assurance Company of New York. Previously filed on November 15, 2004 with Post-Effective
        Amendment No. 7 to Form N-6 for the GE Capital Life Separate Account III, Registration No.
        333-88312.

(h)(30) Amendment to Fund Participation Agreement between Janus Aspen Series and GE Capital Life
        Assurance Company of New York. Previously filed on November 15, 2004 with Post-Effective
        Amendment No. 7 to Form N-6 for the GE Capital Life Separate Account III, Registration No.
        333-88312.

(i)     Not Applicable.

(j)     Not Applicable.

(k)     Opinion and Consent of Counsel. Previously filed on April 30, 2004 with Post Effective
        Amendment No. 5 to Form N-6 for GE Capital Life Separate Account III, Registration
        No. 333-88312.

(l)     Not Applicable.

(m)     Not Applicable.

(n)     Consent of Independent Auditors. Previously filed on April 30, 2004 with Post Effective
        Amendment No. 5 to Form N-6 for GE Capital Life Separate Account III, Registration
        No. 333-88312.

(o)     Not Applicable.

(p)     Not Applicable.

(q)     Memorandum describing GE Capital Life Assurance Company of New York, Transfer,
        Redemption and Exchange Procedures for Policies. Previously filed as Exhibit 7 on July 31,
        2000 with Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 for GE
        Capital Life Separate Account III. Registration No. 333-32908.

(r)     Power of Attorney dated November 1, 2004. Previously filed on December 15, 2004 with Post-
        Effective Amendment No. 12 to Form N-4 for the GE Capital Life Separate Account II,
        Registration No. 333-39955.

Item 28.  Directors and Officers of the Depositor

         Name                     Address                       Position with Company
         ----                     -------                       ---------------------
Marshal S. Belkin..... 345 Kear Street                Director
                       Yorktown Heights,
                       New York 10598
Richard I. Byer....... 317 Madison Avenue             Director
                       New York, New York 10017
Bernard M. Eiber...... 55 Northern Boulevard          Director
                       Great Neck, New York
Kelly L. Groh......... 6610 West Broad Street         Director
                       Richmond, Virginia 23230
Paul A. Haley......... 6610 West Broad Street         Director, Senior Vice President and Chief
                       Richmond, Virginia 23230       Actuary
Jerry S. Handler...... 151 West 40th Street           Director
                       New York, New York 10018
Gerald A. Kaufman..... 15 Glenwood Road               Director
                       Plainview, New York 11803
Leon E. Roday......... 6620 West Broad Street         Director and Senior Vice President
                       Richmond, Virginia 23230
Isidore Sapir......... 449 Golden River Drive         Director
                       Golden Lakes Village
                       West Palm Beach, Florida 33411
Pamela S. Schutz...... 6610 West Broad Street
                       Richmond, Virginia 23230       Director and Executive Vice President
David J. Sloane....... 622 Third Avenue, 33rd Floor   Director, Chairperson of the Board,
                       New York, New York 10017       President and Chief Executive Officer
Geoffrey S. Stiff..... 6610 West Broad Street         Director and Senior Vice President
                       Richmond, Virginia 23230
Thomas M. Stinson..... 6630 West Broad Street         Director and President, Long Term Care
                       Richmond, Virginia 23230       Division
Thomas E. Duffy....... 6610 West Broad Street         Senior Vice President, General Counsel and
                       Richmond, Virginia 23230       Secretary
J. Kevin Helmintoller. 6610 West Broad Street         Senior Vice President and Chief Financial
                       Richmond, Virginia 23230       Officer
William R. Wright, Jr. 6604 West Broad Street         Senior Vice President and Chief Investment
                       Richmond, Virginia 23230       Officer
Heather C. Harker..... 6610 West Broad Street         Vice President and Associate General
                       Richmond, Virginia 23230       Counsel
John E. Karaffa....... 6610 West Broad Street         Vice President and Controller
                       Richmond, Virginia 23230
Gary T. Prizzia....... 6620 West Broad Street         Treasurer
                       Richmond, Virginia 23230

Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The following chart identifies the persons controlled by or under common control with the Depositor or the Registrant.

                                  [FLOW CHART]

Item 30.  Indemnification

(a) Article VIII, Section 1 of the By-Laws of GE Capital Life Assurance Company of New York provides that:

   (a) The Corporation may indemnify any person, made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the Corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other Corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he, his testator or intestate, was a director or officer of the Corporation, or served such other Corporation, partnership, joint venture, trust, employee benefit plan, or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including fines, amounts paid in settlement and reasonable expenses, including attorney's fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonable believed to be in, or, in the case of service for any other Corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.

   (b) The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other Corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation or that he had reasonable cause to believe that his conduct was unlawful.

   (c) A Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he, his testator or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other Corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense or settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in or in the case of service for other Corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to the best interests of the Corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action or a pending action which is settled or otherwise disposed of or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement and expenses as the court deems proper.

   (d) For the purpose of this section, the Corporation shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the Corporation also imposes duties on, or otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the Corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise under circumstances where the burden of proof set forth in Section 11(b) of the Act has not been sustained, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(b) Rule 484 Undertaking

Section 722 of the Code of New York, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of New York in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

Item 31.  Principal Underwriters

(a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through GE Capital Life Separate Accounts II and III.

(b)

        Name               Address          Positions and Offices with Underwriter
        ----               -------          --------------------------------------
James J. Buddle..... 6620 W. Broad St.    Director
                     Richmond, VA 23230
Robert T. Methven... 3001 Summer St.      Director, President and Chief Executive
                     2nd Floor            Officer
                     Stamford, CT 06905
Geoffrey S. Stiff... 6610 W. Broad St.    Director and Senior Vice President
                     Richmond, VA 23230
Richard P. McKenney. 6620 W. Broad St.    Senior Vice President
                     Richmond, VA 23230
Edward J. Wiles, Jr. 3001 Summer St.,     Senior Vice President and Chief Compliance
                     2nd Floor            Officer
                     Stamford, CT 06905
Ward E. Bobitz...... 6620 W. Broad Street Vice President and Assistant Secretary
                     Richmond, VA 23230

        Name                  Address            Positions and Offices with Underwriter
        ----                  -------            --------------------------------------
Joan H. Cleveland.... 700 Main St.             Vice President
                      Lynchburg, VA 24504
Brenda A. Daglish.... 6604 West Broad St.      Vice President and Assistant Treasurer
                      Richmond, VA 23230
William E. Daner, Jr. 6610 W. Broad St.        Vice President, Counsel and Secretary
                      Richmond, VA 23230
Melissa K. Gray...... 6620 W. Broad St.        Vice President
                      Richmond, VA 23230
Kelly L. Groh........ 6610 W. Broad Street     Vice President and Chief Financial Officer
                      Richmond, Virginia 23230
Richard J. Kannan.... 6610 W. Broad St.        Vice President
                      Richmond, VA 23230
John E. Karaffa...... 6610 W. Broad St.        Vice President, Controller and Financial &
                      Richmond, VA 23230       Operations Principal
James J. Kuncl....... 6620 W. Broad St.        Vice President
                      Richmond, VA 23230
Jamie S. Miller...... 6620 W. Broad St.        Vice President
                      Richmond, VA 23230
Gary T. Prizzia...... 6620 W. Broad Street     Treasurer
                      Richmond, VA 23230
Russell S. Rubino.... 6620 W. Broad St.        Vice President
                      Richmond, VA 23230

(c) Compensation from the Registrant

       (1)              (2)                (3)             (4)            (5)
                                     Compensation on
                  Net Underwriting Events Occasioning
Name of Principal  Discounts and   the Deduction of a   Brokerage
   Underwriter      Commissions    Deferred Sales Load Commissions Other Compensation
----------------- ---------------- ------------------- ----------- ------------------
Capital Brokerage
  Corporation           N/A                N/A             90%            N/A

Item 32.  Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by GE Capital Life Assurance Company of New York at its Home Office, located at 622 Third Avenue, 33rd Floor, New York, New York 10017 and at 6610 West Broad Street, Richmond, Virginia 23230 and 3100 Albert Lankford Drive, Lynchburg, Virginia 24501.

Item 33.  Management Services

Not Applicable

Item 34.  Fee Representation

GE Capital Life Assurance Company of New York hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GE Capital Life Assurance Company of New York.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 31st day of January, 2005.


                                                  GE Capital Life Separate
                                                  Account III
                                                  -----------------------------
                                                  Registrant

                                              By: /s/  GEOFFREY S. STIFF
                                                  -----------------------------
                                                  Geoffrey S. Stiff
                                                  Director and Senior Vice
                                                    President

                                                  GE Capital Life Assurance
                                                  Company of New York
                                                  -----------------------------
                                                  (Depositor)

                                              By: /s/  GEOFFREY S. STIFF
                                                  -----------------------------
                                                  Geoffrey S. Stiff
                                                  Director and Senior Vice
                                                    President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


          Signature                        Title                    Date
          ---------                        -----                    ----

              *                Director and Executive Vice    January 31, 2005
-----------------------------    President
      Pamela S. Schutz

              *                Director                       January 31, 2005
-----------------------------
     Marshall S. Belkin

              *                Director                       January 31, 2005
-----------------------------
       Richard I. Byer

              *                Director                       January 31, 2005
-----------------------------
      Bernard M. Eiber

              *                Director                       January 31, 2005
-----------------------------
        Kelly L. Groh

              *                Director                       January 31, 2005
-----------------------------
        Paul A. Haley

              *                Director                       January 31, 2005
-----------------------------
      Jerry S. Handler

              *                Director                       January 31, 2005
-----------------------------
      Gerald A. Kaufman

              *                Director and Senior Vice       January 31, 2005
-----------------------------    President
        Leon E. Roday

              *                Director                       January 31, 2005
-----------------------------
        Isidore Sapir

          Signature                        Title                    Date
          ---------                        -----                    ----

              *                Director, Senior Vice          January 31, 2005
-----------------------------    President and Chief
       David J. Sloane           Administrative Officer

   /s/  GEOFFREY S. STIFF      Director and Senior Vice       January 31, 2005
-----------------------------    President
      Geoffrey S. Stiff

              *                Director and President of      January 31, 2005
-----------------------------    Long Term Care Division
      Thomas M. Stinson

              *                Senior Vice President,         January 31, 2005
-----------------------------    General Counsel and
       Thomas E. Duffy           Secretary

              *                Senior Vice President and      January 31, 2005
-----------------------------    Chief Financial Officer
    J. Kevin Helmintoller

              *                Vice President and Controller  January 31, 2005
-----------------------------
       John E. Karaffa

 *By: /s/  GEOFFREY S. STIFF   , pursuant to Power of         January 31, 2005
-----------------------------    Attorney executed on
      Geoffrey S. Stiff          November 1, 2004.